First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 57.0%
	Aerospace & Defense – 1.7%
25,412	General Dynamics Corp.	$4,613,803
22,606	Huntington Ingalls Industries, Inc.	4,653,445
10,761	Lockheed Martin Corp.	3,976,190
12,582	Northrop Grumman Corp.	4,072,038
		17,315,476
	Air Freight & Logistics – 0.6%
40,175	Expeditors International of Washington, Inc.	4,326,446
21,138	Forward Air Corp.	1,877,266
		6,203,712
	Auto Components – 0.4%
110,342	Gentex Corp.	3,935,899
	Banks – 6.9%
124,331	BancorpSouth Bank	4,038,271
107,559	Cathay General Bancorp	4,386,256
56,123	Commerce Bancshares, Inc.	4,299,583
52,698	Community Bank System, Inc.	4,042,991
160,359	CVB Financial Corp.	3,542,330
97,153	First Financial Bankshares, Inc.	4,539,960
288,831	First Horizon Corp.	4,884,132
75,831	First Interstate BancSystem, Inc., Class A	3,491,259
128,084	Hilltop Holdings, Inc.	4,371,507
37,043	Independent Bank Corp.	3,118,650
88,346	International Bancshares Corp.	4,101,021
30,944	Lakeland Financial Corp.	2,141,015
29,243	M&T Bank Corp.	4,433,531
67,148	Popular, Inc.	4,721,847
53,880	Prosperity Bancshares, Inc.	4,035,073
61,624	ServisFirst Bancshares, Inc.	3,779,400
160,741	Simmons First National Corp., Class A	4,769,186
19,239	Westamerica BanCorp	1,207,825
		69,903,837
	Beverages – 0.4%
25,706	PepsiCo, Inc.	3,636,114
	Building Products – 1.1%
68,780	A.O. Smith Corp.	4,650,216
38,127	AAON, Inc.	2,669,271
32,395	Allegion PLC	4,069,460
		11,388,947
	Capital Markets – 5.2%
88,956	Bank of New York Mellon (The) Corp.	4,206,729
5,217	BlackRock, Inc.	3,933,409
40,046	Cboe Global Markets, Inc.	3,952,140
70,292	Charles Schwab (The) Corp.	4,581,633
11,218	FactSet Research Systems, Inc.	3,461,763
55,443	Houlihan Lokey, Inc.	3,687,514
32,733	Intercontinental Exchange, Inc.	3,655,621
80,744	Moelis & Co., Class A	4,431,231
28,093	Nasdaq, Inc.	4,142,594
40,093	Northern Trust Corp.	4,214,175
39,440	Raymond James Financial, Inc.	4,833,766
65,143	SEI Investments Co.	3,969,163

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
25,111	T Rowe Price Group, Inc.	$4,309,048
		53,378,786
	Chemicals – 1.9%
13,827	Air Products & Chemicals, Inc.	3,890,088
21,772	Balchem Corp.	2,730,427
32,784	FMC Corp.	3,626,238
5,982	NewMarket Corp.	2,274,117
5,127	Sherwin-Williams (The) Co.	3,783,777
26,073	Stepan Co.	3,314,139
		19,618,786
	Commercial Services & Supplies – 1.2%
32,483	Tetra Tech, Inc.	4,408,593
17,660	UniFirst Corp.	3,950,718
32,297	Waste Management, Inc.	4,166,959
		12,526,270
	Communications Equipment – 0.8%
84,362	Cisco Systems, Inc.	4,362,359
164,025	Juniper Networks, Inc.	4,154,753
		8,517,112
	Construction & Engineering – 0.7%
34,993	Comfort Systems USA, Inc.	2,616,427
41,558	EMCOR Group, Inc.	4,661,145
		7,277,572
	Construction Materials – 0.4%
25,309	Vulcan Materials Co.	4,270,894
	Containers & Packaging – 0.4%
27,319	Packaging Corp. of America	3,673,859
	Distributors – 0.3%
10,391	Pool Corp.	3,587,389
	Diversified Consumer Services – 0.4%
76,387	Service Corp. International	3,899,556
	Diversified Telecommunication Services – 0.4%
63,018	Verizon Communications, Inc.	3,664,497
	Electrical Equipment – 0.4%
31,328	AMETEK, Inc.	4,001,525
	Electronic Equipment, Instruments & Components – 1.2%
57,712	Amphenol Corp., Class A	3,807,261
29,165	CDW Corp.	4,834,099
39,092	Dolby Laboratories, Inc., Class A	3,859,162
		12,500,522
	Equity Real Estate Investment Trusts – 0.8%
22,680	PS Business Parks, Inc.	3,505,874
16,842	Public Storage	4,155,932
		7,661,806
	Food & Staples Retailing – 1.2%
20,900	Casey’s General Stores, Inc.	4,518,371

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
9,755	Costco Wholesale Corp.	$3,438,442
115,424	Kroger (The) Co.	4,154,110
		12,110,923
	Food Products – 2.3%
80,082	Hormel Foods Corp.	3,826,318
32,073	JM Smucker (The) Co.	4,058,197
20,888	Lancaster Colony Corp.	3,662,919
39,457	McCormick & Co., Inc.	3,517,986
64,030	Mondelez International, Inc., Class A	3,747,676
58,403	Tyson Foods, Inc., Class A	4,339,343
		23,152,439
	Gas Utilities – 0.4%
39,440	Atmos Energy Corp.	3,898,644
	Health Care Equipment & Supplies – 0.9%
33,989	Abbott Laboratories	4,073,242
1,536	Atrion Corp.	985,052
19,675	STERIS PLC	3,747,694
		8,805,988
	Health Care Providers & Services – 1.5%
11,641	Anthem, Inc.	4,178,537
7,016	Chemed Corp.	3,226,097
8,998	Humana, Inc.	3,772,411
10,612	UnitedHealth Group, Inc.	3,948,407
		15,125,452
	Household Durables – 0.4%
31,217	Garmin Ltd.	4,115,961
	Household Products – 1.1%
42,824	Church & Dwight Co., Inc.	3,740,676
18,502	Clorox (The) Co.	3,568,666
26,909	Procter & Gamble (The) Co.	3,644,286
		10,953,628
	Industrial Conglomerates – 0.4%
21,577	3M Co.	4,157,456
	Insurance – 6.0%
85,867	Aflac, Inc.	4,394,673
34,314	Allstate (The) Corp.	3,942,679
35,884	AMERISAFE, Inc.	2,296,576
80,013	Brown & Brown, Inc.	3,657,394
43,889	Cincinnati Financial Corp.	4,524,517
16,258	Everest Re Group, Ltd.	4,028,895
96,578	Fidelity National Financial, Inc.	3,926,861
72,490	First American Financial Corp.	4,106,559
40,136	Globe Life, Inc.	3,878,342
30,380	Hanover Insurance Group (The), Inc.	3,932,995
76,799	Hartford Financial Services Group (The), Inc.	5,129,405
39,106	Horace Mann Educators Corp.	1,689,770
25,794	Primerica, Inc.	3,812,869
38,182	Progressive (The) Corp.	3,650,581
50,028	Selective Insurance Group, Inc.	3,629,031

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
27,339	Travelers (The) Cos., Inc.	$4,111,786
		60,712,933
	IT Services – 3.1%
14,461	Accenture PLC, Class A	3,994,851
21,950	Automatic Data Processing, Inc.	4,136,917
46,695	Cognizant Technology Solutions Corp., Class A	3,647,813
91,616	Genpact Ltd.	3,922,997
23,375	Jack Henry & Associates, Inc.	3,546,455
50,754	MAXIMUS, Inc.	4,519,136
41,042	Paychex, Inc.	4,022,937
17,030	Visa, Inc., Class A	3,605,762
		31,396,868
	Life Sciences Tools & Services – 0.4%
7,861	Thermo Fisher Scientific, Inc.	3,587,603
	Machinery – 3.3%
20,360	Caterpillar, Inc.	4,720,873
16,753	Cummins, Inc.	4,340,870
50,162	Franklin Electric Co., Inc.	3,959,788
52,530	Graco, Inc.	3,762,199
18,988	IDEX Corp.	3,974,568
18,257	Illinois Tool Works, Inc.	4,044,291
22,218	Snap-on, Inc.	5,126,581
39,706	Toro (The) Co.	4,095,277
		34,024,447
	Metals & Mining – 0.8%
58,727	Newmont Corp.	3,539,477
30,980	Reliance Steel & Aluminum Co.	4,717,944
		8,257,421
	Multiline Retail – 0.3%
17,685	Dollar General Corp.	3,583,335
	Pharmaceuticals – 1.4%
23,697	Johnson & Johnson	3,894,602
45,807	Merck & Co., Inc.	3,531,262
100,750	Pfizer, Inc.	3,650,172
22,670	Zoetis, Inc.	3,570,072
		14,646,108
	Professional Services – 1.5%
43,133	Booz Allen Hamilton Holding Corp.	3,473,501
42,038	Exponent, Inc.	4,096,603
39,367	ManTech International Corp., Class A	3,422,961
60,647	Robert Half International, Inc.	4,734,711
		15,727,776
	Road & Rail – 1.7%
27,865	Landstar System, Inc.	4,599,397
79,143	Marten Transport Ltd.	1,343,057
19,448	Old Dominion Freight Line, Inc.	4,675,494
117,885	Schneider National, Inc., Class B	2,943,588
18,268	Union Pacific Corp.	4,026,450
		17,587,986

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 1.3%
74,665	Intel Corp.	$4,778,560
45,073	Power Integrations, Inc.	3,672,548
22,862	Texas Instruments, Inc.	4,320,689
		12,771,797
	Software – 0.8%
9,977	Intuit, Inc.	3,821,789
17,036	Microsoft Corp.	4,016,578
		7,838,367
	Specialty Retail – 1.3%
23,571	Advance Auto Parts, Inc.	4,325,043
14,052	Home Depot (The), Inc.	4,289,373
26,545	Tractor Supply Co.	4,700,588
		13,315,004
	Thrifts & Mortgage Finance – 0.2%
70,735	Washington Federal, Inc.	2,178,638
	Trading Companies & Distributors – 1.5%
77,830	Fastenal Co.	3,913,292
35,493	McGrath RentCorp	2,862,511
45,404	MSC Industrial Direct Co., Inc., Class A	4,094,987
16,443	Watsco, Inc.	4,287,512
		15,158,302
	Total Common Stocks	580,069,635
	(Cost $455,034,439)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 36.2%
	Aerospace & Defense – 1.4%
$1,725,000	Boeing (The) Co.	1.17%	02/04/23	1,733,956
750,000	Boeing (The) Co.	1.88%	06/15/23	764,146
1,000,000	Boeing (The) Co.	1.95%	02/01/24	1,025,068
1,000,000	Boeing (The) Co.	1.43%	02/04/24	1,001,843
500,000	Boeing (The) Co.	2.75%	02/01/26	514,806
1,000,000	Boeing (The) Co.	2.20%	02/04/26	997,161
500,000	Boeing (The) Co.	2.70%	02/01/27	507,949
500,000	Boeing (The) Co.	3.25%	02/01/28	517,278
250,000	Boeing (The) Co.	3.20%	03/01/29	253,282
500,000	Boeing (The) Co.	2.95%	02/01/30	494,634
500,000	Boeing (The) Co.	3.63%	02/01/31	523,359
500,000	Boeing (The) Co.	5.71%	05/01/40	611,683
1,250,000	Boeing (The) Co.	3.75%	02/01/50	1,202,625
500,000	L3Harris Technologies, Inc.	1.80%	01/15/31	468,902
500,000	Northrop Grumman Corp.	2.93%	01/15/25	532,186
500,000	Northrop Grumman Corp.	3.25%	01/15/28	536,569
750,000	Northrop Grumman Corp.	4.03%	10/15/47	830,923
250,000	Northrop Grumman Corp.	5.25%	05/01/50	324,115
250,000	Raytheon Technologies Corp.	3.95%	08/16/25	277,725
250,000	Raytheon Technologies Corp.	2.25%	07/01/30	246,161
500,000	Raytheon Technologies Corp.	4.63%	11/16/48	597,972
250,000	Raytheon Technologies Corp.	3.13%	07/01/50	241,833

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Aerospace & Defense (Continued)
$500,000	Textron, Inc.	2.45%	03/15/31	$484,887
				14,689,063
	Air Freight & Logistics – 0.4%
850,000	FedEx Corp.	3.30%	03/15/27	923,500
648,000	FedEx Corp.	4.55%	04/01/46	733,928
500,000	United Parcel Service, Inc.	3.40%	03/15/29	543,884
500,000	United Parcel Service, Inc.	3.40%	11/15/46	511,800
500,000	United Parcel Service, Inc.	4.25%	03/15/49	586,983
250,000	United Parcel Service, Inc.	3.40%	09/01/49	261,233
				3,561,328
	Airlines – 0.1%
250,000	Southwest Airlines Co.	5.25%	05/04/25	284,562
250,000	Southwest Airlines Co.	5.13%	06/15/27	287,498
				572,060
	Automobiles – 0.5%
243,000	General Motors Co.	5.40%	10/02/23	263,998
590,000	Hyundai Capital America (a)	1.25%	09/18/23	594,556
1,030,000	Hyundai Capital America (a)	0.80%	01/08/24	1,021,654
500,000	Hyundai Capital America (a)	1.30%	01/08/26	489,026
500,000	Hyundai Capital America (a)	1.80%	01/10/28	478,288
250,000	Nissan Motor Acceptance Corp. (a)	1.05%	03/08/24	250,226
1,000,000	Nissan Motor Acceptance Corp. (a)	2.00%	03/09/26	996,608
1,000,000	Nissan Motor Acceptance Corp. (a)	2.75%	03/09/28	993,296
				5,087,652
	Banks – 6.2%
500,000	Bank of America Corp. (b)	2.88%	04/24/23	512,032
500,000	Bank of America Corp. (b)	2.82%	07/21/23	514,810
1,207,000	Bank of America Corp. (b)	3.00%	12/20/23	1,255,713
500,000	Bank of America Corp. (b)	3.55%	03/05/24	527,695
450,000	Bank of America Corp.	4.00%	04/01/24	491,942
500,000	Bank of America Corp. (b)	3.86%	07/23/24	535,691
3,000,000	Bank of America Corp. (b)	0.81%	10/24/24	3,008,804
500,000	Bank of America Corp. (b)	3.46%	03/15/25	537,072
250,000	Bank of America Corp. (b)	0.98%	09/25/25	249,497
500,000	Bank of America Corp. (b)	3.09%	10/01/25	533,837
500,000	Bank of America Corp. (b)	2.46%	10/22/25	524,450
250,000	Bank of America Corp. (b)	3.37%	01/23/26	268,697
750,000	Bank of America Corp. (b)	2.02%	02/13/26	768,338
400,000	Bank of America Corp.	4.45%	03/03/26	449,583
950,000	Bank of America Corp.	3.50%	04/19/26	1,041,694
250,000	Bank of America Corp. (b)	1.32%	06/19/26	249,292
1,000,000	Bank of America Corp. (b)	1.20%	10/24/26	986,434
500,000	Bank of America Corp. (b)	3.56%	04/23/27	544,095
250,000	Bank of America Corp.	4.18%	11/25/27	278,093
500,000	Bank of America Corp. (b)	3.82%	01/20/28	549,315
500,000	Bank of America Corp. (b)	3.71%	04/24/28	546,907
500,000	Bank of America Corp. (b)	3.59%	07/21/28	542,660
1,091,000	Bank of America Corp. (b)	3.42%	12/20/28	1,170,207
250,000	Bank of America Corp. (b)	3.97%	03/05/29	275,652
500,000	Bank of America Corp. (b)	4.27%	07/23/29	562,192
500,000	Bank of America Corp. (b)	3.97%	02/07/30	552,972

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Bank of America Corp. (b)	3.19%	07/23/30	$524,906
500,000	Bank of America Corp. (b)	2.88%	10/22/30	514,254
250,000	Bank of America Corp. (b)	2.50%	02/13/31	247,817
250,000	Bank of America Corp. (b)	2.59%	04/29/31	249,471
500,000	Bank of America Corp. (b)	1.90%	07/23/31	469,712
1,000,000	Bank of America Corp. (b)	1.92%	10/24/31	941,154
250,000	Bank of America Corp. (b)	4.24%	04/24/38	284,142
500,000	Bank of America Corp. (b)	4.08%	04/23/40	553,006
1,000,000	Bank of America Corp. (b)	2.68%	06/19/41	936,311
250,000	Bank of America Corp. (b)	4.44%	01/20/48	290,442
500,000	Bank of America Corp. (b)	3.95%	01/23/49	546,368
500,000	Bank of America Corp. (b)	4.33%	03/15/50	574,392
500,000	Bank of America Corp. (b)	2.83%	10/24/51	458,378
1,000,000	Citigroup, Inc. (b)	2.31%	11/04/22	1,010,691
500,000	Citigroup, Inc. (b)	2.88%	07/24/23	514,935
5,000,000	Citigroup, Inc. (b)	0.78%	10/30/24	4,997,623
500,000	Citigroup, Inc. (b)	3.35%	04/24/25	534,589
450,000	Citigroup, Inc.	4.60%	03/09/26	508,131
500,000	Citigroup, Inc. (b)	3.11%	04/08/26	534,689
300,000	Citigroup, Inc.	3.40%	05/01/26	326,836
250,000	Citigroup, Inc.	3.20%	10/21/26	268,715
300,000	Citigroup, Inc.	4.30%	11/20/26	335,083
3,000,000	Citigroup, Inc. (b)	1.12%	01/28/27	2,934,557
350,000	Citigroup, Inc.	4.45%	09/29/27	394,491
500,000	Citigroup, Inc. (b)	3.89%	01/10/28	549,744
1,000,000	Citigroup, Inc. (b)	3.67%	07/24/28	1,093,643
500,000	Citigroup, Inc.	4.13%	07/25/28	554,052
500,000	Citigroup, Inc. (b)	3.52%	10/27/28	540,303
250,000	Citigroup, Inc. (b)	4.08%	04/23/29	278,144
500,000	Citigroup, Inc. (b)	3.98%	03/20/30	553,759
1,000,000	Citigroup, Inc. (b)	2.98%	11/05/30	1,035,790
500,000	Citigroup, Inc. (b)	2.67%	01/29/31	502,602
250,000	Citigroup, Inc. (b)	2.57%	06/03/31	249,826
500,000	Citigroup, Inc. (b)	3.88%	01/24/39	540,214
750,000	Citigroup, Inc.	4.75%	05/18/46	892,501
500,000	Citigroup, Inc. (b)	4.28%	04/24/48	581,949
500,000	Citigroup, Inc.	4.65%	07/23/48	612,198
837,000	JPMorgan Chase & Co. (b)	1.51%	06/01/24	854,357
1,000,000	JPMorgan Chase & Co. (b)	0.56%	02/16/25	992,913
500,000	JPMorgan Chase & Co. (b)	2.30%	10/15/25	520,686
850,000	JPMorgan Chase & Co.	3.30%	04/01/26	925,078
500,000	JPMorgan Chase & Co. (b)	1.05%	11/19/26	488,361
300,000	JPMorgan Chase & Co.	4.13%	12/15/26	337,899
500,000	JPMorgan Chase & Co. (b)	1.04%	02/04/27	487,641
250,000	JPMorgan Chase & Co.	3.63%	12/01/27	271,967
500,000	JPMorgan Chase & Co. (b)	3.78%	02/01/28	552,213
500,000	JPMorgan Chase & Co. (b)	3.54%	05/01/28	544,484
500,000	JPMorgan Chase & Co. (b)	3.51%	01/23/29	540,860
250,000	JPMorgan Chase & Co. (b)	4.01%	04/23/29	278,900
500,000	JPMorgan Chase & Co. (b)	4.20%	07/23/29	565,860
500,000	JPMorgan Chase & Co. (b)	3.70%	05/06/30	543,830
500,000	JPMorgan Chase & Co. (b)	2.96%	05/13/31	509,133
500,000	JPMorgan Chase & Co. (b)	1.76%	11/19/31	466,391
500,000	JPMorgan Chase & Co. (b)	1.95%	02/04/32	473,594
400,000	JPMorgan Chase & Co.	6.40%	05/15/38	566,952

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$250,000	JPMorgan Chase & Co. (b)	3.88%	07/24/38	$277,172
1,000,000	JPMorgan Chase & Co. (b)	2.53%	11/19/41	911,329
500,000	JPMorgan Chase & Co. (b)	4.26%	02/22/48	572,842
750,000	JPMorgan Chase & Co. (b)	3.96%	11/15/48	826,067
500,000	JPMorgan Chase & Co. (b)	3.90%	01/23/49	549,549
500,000	Wells Fargo & Co. (b)	1.65%	06/02/24	510,913
425,000	Wells Fargo & Co.	3.30%	09/09/24	459,331
500,000	Wells Fargo & Co. (b)	2.41%	10/30/25	522,487
500,000	Wells Fargo & Co. (b)	2.16%	02/11/26	515,678
550,000	Wells Fargo & Co.	3.00%	04/22/26	587,884
250,000	Wells Fargo & Co.	3.00%	10/23/26	267,424
500,000	Wells Fargo & Co. (b)	3.58%	05/22/28	545,294
500,000	Wells Fargo & Co. (b)	2.88%	10/30/30	515,098
275,000	Wells Fargo & Co.	4.40%	06/14/46	306,172
750,000	Wells Fargo & Co.	4.75%	12/07/46	880,831
				62,582,282
	Beverages – 0.6%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	1,025,992
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,305,805
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.15%	01/23/25	277,878
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	01/23/29	292,158
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.90%	01/23/31	298,994
750,000	Anheuser-Busch Inbev Worldwide, Inc.	4.38%	04/15/38	851,715
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.35%	06/01/40	282,744
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.60%	04/15/48	286,583
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.55%	01/23/49	322,117
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.50%	06/01/50	283,333
750,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	04/15/58	864,088
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.80%	01/23/59	338,904
				6,430,311
	Biotechnology – 1.4%
375,000	AbbVie, Inc.	2.90%	11/06/22	388,995
2,000,000	AbbVie, Inc.	2.30%	11/21/22	2,058,304
250,000	AbbVie, Inc.	3.75%	11/14/23	269,385
1,000,000	AbbVie, Inc.	2.60%	11/21/24	1,056,367
250,000	AbbVie, Inc.	3.60%	05/14/25	272,510
1,000,000	AbbVie, Inc.	2.95%	11/21/26	1,065,523
250,000	AbbVie, Inc.	4.25%	11/14/28	284,992
1,000,000	AbbVie, Inc.	3.20%	11/21/29	1,063,857
500,000	AbbVie, Inc.	4.05%	11/21/39	558,908
275,000	AbbVie, Inc.	4.40%	11/06/42	317,837
300,000	AbbVie, Inc.	4.70%	05/14/45	356,702
250,000	AbbVie, Inc.	4.88%	11/14/48	302,801
1,000,000	AbbVie, Inc.	4.25%	11/21/49	1,128,540
450,000	Amgen, Inc.	2.70%	05/01/22	457,891
500,000	Amgen, Inc.	1.90%	02/21/25	516,771
750,000	Amgen, Inc.	2.20%	02/21/27	769,355
500,000	Amgen, Inc.	2.45%	02/21/30	503,706
250,000	Amgen, Inc.	2.30%	02/25/31	247,639
750,000	Amgen, Inc.	3.15%	02/21/40	746,296
750,000	Amgen, Inc.	3.38%	02/21/50	748,703
500,000	Gilead Sciences, Inc.	1.20%	10/01/27	479,662
500,000	Gilead Sciences, Inc.	1.65%	10/01/30	469,579

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Biotechnology (Continued)
$500,000	Gilead Sciences, Inc.	2.80%	10/01/50	$443,117
				14,507,440
	Building Products – 0.2%
1,000,000	Masco Corp.	1.50%	02/15/28	960,947
1,000,000	Masco Corp.	2.00%	02/15/31	948,847
500,000	Masco Corp.	3.13%	02/15/51	468,877
				2,378,671
	Capital Markets – 3.4%
500,000	Goldman Sachs Group (The), Inc. (b)	2.88%	10/31/22	506,687
700,000	Goldman Sachs Group (The), Inc.	3.63%	01/22/23	738,326
2,500,000	Goldman Sachs Group (The), Inc.	0.48%	01/27/23	2,497,159
250,000	Goldman Sachs Group (The), Inc. (b)	2.91%	06/05/23	256,744
500,000	Goldman Sachs Group (The), Inc. (b)	2.91%	07/24/23	514,858
715,000	Goldman Sachs Group (The), Inc. (b)	0.63%	11/17/23	715,287
500,000	Goldman Sachs Group (The), Inc.	3.63%	02/20/24	538,540
600,000	Goldman Sachs Group (The), Inc.	4.00%	03/03/24	653,956
500,000	Goldman Sachs Group (The), Inc.	3.50%	04/01/25	541,713
500,000	Goldman Sachs Group (The), Inc. (b)	3.27%	09/29/25	536,643
600,000	Goldman Sachs Group (The), Inc.	4.25%	10/21/25	670,171
500,000	Goldman Sachs Group (The), Inc. (b)	0.86%	02/12/26	491,550
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	603,611
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	542,050
500,000	Goldman Sachs Group (The), Inc. (b)	1.09%	12/09/26	489,953
750,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	823,660
1,000,000	Goldman Sachs Group (The), Inc. (b)	1.43%	03/09/27	991,062
250,000	Goldman Sachs Group (The), Inc. (b)	3.69%	06/05/28	273,681
500,000	Goldman Sachs Group (The), Inc. (b)	3.81%	04/23/29	548,249
500,000	Goldman Sachs Group (The), Inc. (b)	4.22%	05/01/29	559,257
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	506,123
1,000,000	Goldman Sachs Group (The), Inc. (b)	1.99%	01/27/32	946,433
500,000	Goldman Sachs Group (The), Inc. (b)	4.02%	10/31/38	557,070
500,000	Goldman Sachs Group (The), Inc. (b)	4.41%	04/23/39	578,693
400,000	Goldman Sachs Group (The), Inc.	6.25%	02/01/41	564,328
250,000	Intercontinental Exchange, Inc.	1.85%	09/15/32	229,661
250,000	Intercontinental Exchange, Inc.	2.65%	09/15/40	231,349
500,000	Morgan Stanley	3.13%	01/23/23	523,645
300,000	Morgan Stanley	3.75%	02/25/23	318,167
235,000	Morgan Stanley (b)	0.56%	11/10/23	235,124
3,750,000	Morgan Stanley (b)	0.53%	01/25/24	3,744,040
500,000	Morgan Stanley (b)	3.74%	04/24/24	531,687
450,000	Morgan Stanley	3.88%	04/29/24	491,621
250,000	Morgan Stanley (b)	2.72%	07/22/25	263,833
1,000,000	Morgan Stanley (b)	0.86%	10/21/25	995,206
800,000	Morgan Stanley	3.88%	01/27/26	889,760
500,000	Morgan Stanley (b)	2.19%	04/28/26	516,723
250,000	Morgan Stanley	4.35%	09/08/26	282,801
250,000	Morgan Stanley (b)	0.99%	12/10/26	244,027
250,000	Morgan Stanley	3.63%	01/20/27	274,390
500,000	Morgan Stanley (b)	3.59%	07/22/28	545,257
500,000	Morgan Stanley (b)	3.77%	01/24/29	546,906
500,000	Morgan Stanley (b)	4.43%	01/23/30	572,547
500,000	Morgan Stanley (b)	2.70%	01/22/31	509,006
1,000,000	Morgan Stanley (b)	1.79%	02/13/32	929,844

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$1,000,000	Morgan Stanley (b)	1.93%	04/28/32	$939,442
500,000	Morgan Stanley (b)	3.97%	07/22/38	558,325
500,000	Morgan Stanley (b)	4.46%	04/22/39	585,109
350,000	Morgan Stanley	6.38%	07/24/42	511,425
1,000,000	Morgan Stanley (b)	2.80%	01/25/52	912,537
500,000	Nasdaq, Inc.	1.65%	01/15/31	457,891
750,000	Nasdaq, Inc.	2.50%	12/21/40	658,328
				34,144,455
	Chemicals – 0.5%
500,000	Dow Chemical (The) Co.	3.63%	05/15/26	548,991
250,000	Dow Chemical (The) Co.	2.10%	11/15/30	241,228
250,000	Dow Chemical (The) Co.	4.80%	05/15/49	299,026
250,000	Dow Chemical (The) Co.	3.60%	11/15/50	251,980
500,000	LYB International Finance III, LLC	3.38%	10/01/40	495,004
500,000	LYB International Finance III, LLC	3.63%	04/01/51	492,455
750,000	LYB International Finance III, LLC	3.80%	10/01/60	733,237
500,000	Nutrition & Biosciences, Inc. (a)	1.23%	10/01/25	491,533
500,000	Nutrition & Biosciences, Inc. (a)	1.83%	10/15/27	489,046
500,000	Nutrition & Biosciences, Inc. (a)	2.30%	11/01/30	485,742
500,000	Nutrition & Biosciences, Inc. (a)	3.27%	11/15/40	490,016
500,000	Nutrition & Biosciences, Inc. (a)	3.47%	12/01/50	489,415
				5,507,673
	Commercial Services & Supplies – 0.0%
500,000	Republic Services, Inc.	1.75%	02/15/32	463,842
	Consumer Finance – 1.1%
1,890,000	Ally Financial, Inc.	1.45%	10/02/23	1,918,075
250,000	American Express Co.	3.40%	02/22/24	269,033
500,000	American Express Co.	2.50%	07/30/24	528,135
500,000	American Express Co.	3.00%	10/30/24	536,955
1,000,000	Caterpillar Financial Services Corp.	0.80%	11/13/25	984,452
500,000	General Motors Financial Co., Inc.	4.20%	11/06/21	510,848
250,000	General Motors Financial Co., Inc.	3.55%	07/08/22	259,029
250,000	General Motors Financial Co., Inc.	5.20%	03/20/23	271,215
1,250,000	General Motors Financial Co., Inc.	3.70%	05/09/23	1,317,258
500,000	General Motors Financial Co., Inc.	1.70%	08/18/23	509,488
250,000	General Motors Financial Co., Inc.	5.10%	01/17/24	276,592
250,000	General Motors Financial Co., Inc.	3.50%	11/07/24	268,392
500,000	General Motors Financial Co., Inc.	2.90%	02/26/25	524,534
250,000	General Motors Financial Co., Inc.	2.75%	06/20/25	261,030
500,000	General Motors Financial Co., Inc.	1.25%	01/08/26	490,636
200,000	General Motors Financial Co., Inc.	5.25%	03/01/26	229,167
250,000	General Motors Financial Co., Inc.	4.35%	01/17/27	277,769
250,000	General Motors Financial Co., Inc.	2.70%	08/20/27	254,914
500,000	General Motors Financial Co., Inc.	3.60%	06/21/30	527,659
500,000	General Motors Financial Co., Inc.	2.35%	01/08/31	478,095
				10,693,276
	Containers & Packaging – 0.1%
350,000	International Paper Co.	4.40%	08/15/47	405,801
250,000	WRKCo, Inc.	3.00%	09/15/24	265,844
				671,645

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services – 0.3%
$250,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	$286,762
500,000	Berkshire Hathaway Finance Corp.	4.25%	01/15/49	578,601
425,000	Berkshire Hathaway, Inc.	3.13%	03/15/26	462,793
503,000	Dell International LLC/EMC Corp. (a)	5.85%	07/15/25	586,623
500,000	Dell International LLC/EMC Corp. (a)	4.90%	10/01/26	567,255
250,000	Dell International LLC/EMC Corp. (a)	6.10%	07/15/27	300,622
500,000	Dell International LLC/EMC Corp. (a)	8.35%	07/15/46	760,457
				3,543,113
	Diversified Telecommunication Services – 1.9%
1,000,000	AT&T, Inc.	0.90%	03/25/24	1,000,934
1,000,000	AT&T, Inc.	1.70%	03/25/26	1,000,198
500,000	AT&T, Inc.	2.30%	06/01/27	511,157
500,000	AT&T, Inc.	1.65%	02/01/28	483,960
462,000	AT&T, Inc.	4.30%	02/15/30	520,354
500,000	AT&T, Inc.	2.75%	06/01/31	498,214
500,000	AT&T, Inc.	2.25%	02/01/32	475,844
1,392,000	AT&T, Inc. (a)	2.55%	12/01/33	1,321,044
250,000	AT&T, Inc.	3.50%	06/01/41	247,139
500,000	AT&T, Inc.	3.10%	02/01/43	466,355
500,000	AT&T, Inc.	3.30%	02/01/52	452,764
1,186,000	AT&T, Inc. (a)	3.50%	09/15/53	1,092,802
504,000	AT&T, Inc. (a)	3.55%	09/15/55	461,119
1,044,000	AT&T, Inc. (a)	3.65%	09/15/59	952,890
500,000	AT&T, Inc.	3.50%	02/01/61	453,008
500,000	Level 3 Financing, Inc. (a)	3.40%	03/01/27	530,303
250,000	Level 3 Financing, Inc. (a)	3.88%	11/15/29	264,016
500,000	Verizon Communications, Inc.	0.75%	03/22/24	500,656
1,500,000	Verizon Communications, Inc.	0.85%	11/20/25	1,468,290
1,000,000	Verizon Communications, Inc.	1.45%	03/20/26	1,000,671
500,000	Verizon Communications, Inc.	2.10%	03/22/28	502,911
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,251,078
500,000	Verizon Communications, Inc.	1.75%	01/20/31	465,702
500,000	Verizon Communications, Inc.	2.55%	03/21/31	499,103
500,000	Verizon Communications, Inc.	2.65%	11/20/40	456,555
500,000	Verizon Communications, Inc.	3.40%	03/22/41	505,970
750,000	Verizon Communications, Inc.	4.86%	08/21/46	899,395
500,000	Verizon Communications, Inc.	2.88%	11/20/50	443,760
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	997,399
				19,723,591
	Electric Utilities – 2.8%
500,000	AEP Texas, Inc.	2.40%	10/01/22	513,684
250,000	AEP Transmission Co., LLC	4.00%	12/01/46	275,464
500,000	AEP Transmission Co., LLC	4.25%	09/15/48	575,711
250,000	Alabama Power Co.	3.70%	12/01/47	262,308
500,000	Alabama Power Co.	3.45%	10/01/49	510,054
750,000	American Electric Power Co., Inc.	2.95%	12/15/22	775,464
1,000,000	American Electric Power Co., Inc.	1.00%	11/01/25	980,449
1,000,000	Appalachian Power Co.	2.70%	04/01/31	998,847
1,000,000	Atlantic City Electric Co.	2.30%	03/15/31	988,767
250,000	Baltimore Gas & Electric Co.	3.50%	08/15/46	255,418
250,000	Baltimore Gas & Electric Co.	3.20%	09/15/49	243,251
250,000	Baltimore Gas & Electric Co.	2.90%	06/15/50	232,018
1,000,000	CenterPoint Energy Houston Electric LLC	2.35%	04/01/31	1,001,121

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$1,000,000	CenterPoint Energy Houston Electric LLC	3.35%	04/01/51	$1,005,662
250,000	Commonwealth Edison Co.	2.95%	08/15/27	267,080
500,000	Commonwealth Edison Co.	4.00%	03/01/49	560,738
1,000,000	Duke Energy Carolinas LLC	2.55%	04/15/31	1,007,068
500,000	Duke Energy Corp.	2.40%	08/15/22	511,808
500,000	Duke Energy Florida LLC	3.20%	01/15/27	541,017
1,000,000	Duke Energy Florida LLC	2.50%	12/01/29	1,020,562
250,000	Duke Energy Florida LLC	3.40%	10/01/46	254,239
250,000	Duke Energy Florida LLC	4.20%	07/15/48	286,117
250,000	Duke Energy Progress LLC	3.60%	09/15/47	260,373
250,000	Florida Power & Light Co.	3.95%	03/01/48	284,797
500,000	Georgia Power Co.	2.10%	07/30/23	516,364
500,000	Georgia Power Co.	2.20%	09/15/24	521,845
1,000,000	Georgia Power Co.	3.25%	03/15/51	956,131
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	524,102
250,000	Indiana Michigan Power Co.	4.25%	08/15/48	285,044
2,500,000	Pacific Gas and Electric Co.	1.37%	03/10/23	2,500,972
250,000	PECO Energy Co.	3.70%	09/15/47	267,934
500,000	PECO Energy Co.	3.90%	03/01/48	553,655
250,000	PECO Energy Co.	3.00%	09/15/49	239,818
500,000	Public Service Electric & Gas Co.	3.60%	12/01/47	533,460
250,000	Public Service Electric & Gas Co.	4.05%	05/01/48	285,545
2,000,000	Southern California Edison Co.	0.70%	04/03/23	1,999,926
2,000,000	Southern California Edison Co.	1.10%	04/01/24	2,001,283
500,000	Southern Power Co.	0.90%	01/15/26	486,382
500,000	Southwestern Electric Power Co.	2.75%	10/01/26	526,387
450,000	Virginia Electric & Power Co.	2.95%	11/15/26	482,753
250,000	Virginia Electric & Power Co.	3.50%	03/15/27	274,279
475,000	Virginia Electric & Power Co.	4.45%	02/15/44	557,663
250,000	Virginia Electric & Power Co.	4.00%	11/15/46	278,900
250,000	Virginia Electric & Power Co.	3.80%	09/15/47	271,782
500,000	Virginia Electric & Power Co.	4.60%	12/01/48	610,080
500,000	Virginia Electric & Power Co.	2.45%	12/15/50	426,512
				28,712,834
	Entertainment – 0.0%
500,000	Electronic Arts, Inc.	2.95%	02/15/51	461,914
	Equity Real Estate Investment Trusts – 0.3%
500,000	Alexandria Real Estate Equities, Inc.	2.00%	05/18/32	464,877
500,000	Alexandria Real Estate Equities, Inc.	1.88%	02/01/33	454,890
500,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/51	454,564
500,000	Crown Castle International Corp.	1.05%	07/15/26	482,239
500,000	Crown Castle International Corp.	2.10%	04/01/31	470,764
500,000	Crown Castle International Corp.	2.90%	04/01/41	458,664
				2,785,998
	Food & Staples Retailing – 0.6%
500,000	7-Eleven, Inc. (a)	0.80%	02/10/24	498,138
250,000	7-Eleven, Inc. (a)	0.95%	02/10/26	243,344
750,000	7-Eleven, Inc. (a)	1.30%	02/10/28	719,612
1,000,000	7-Eleven, Inc. (a)	1.80%	02/10/31	934,368
250,000	7-Eleven, Inc. (a)	2.50%	02/10/41	226,164
250,000	7-Eleven, Inc. (a)	2.80%	02/10/51	223,583
500,000	Walmart, Inc.	3.25%	07/08/29	546,685

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food & Staples Retailing (Continued)
$250,000	Walmart, Inc.	3.95%	06/28/38	$288,722
1,000,000	Walmart, Inc.	3.63%	12/15/47	1,098,114
250,000	Walmart, Inc.	4.05%	06/29/48	294,189
750,000	Walmart, Inc.	2.95%	09/24/49	737,412
				5,810,331
	Food Products – 0.2%
500,000	Conagra Brands, Inc.	4.30%	05/01/24	551,545
500,000	Conagra Brands, Inc.	4.60%	11/01/25	567,831
250,000	Conagra Brands, Inc.	1.38%	11/01/27	240,979
500,000	Conagra Brands, Inc.	4.85%	11/01/28	582,315
250,000	Conagra Brands, Inc.	5.40%	11/01/48	319,471
				2,262,141
	Gas Utilities – 0.1%
500,000	Southern Co. Gas Capital Corp.	4.40%	05/30/47	553,194
	Health Care Equipment & Supplies – 0.5%
500,000	Abbott Laboratories	1.15%	01/30/28	479,880
500,000	Abbott Laboratories	1.40%	06/30/30	467,585
1,100,000	Abbott Laboratories	4.90%	11/30/46	1,432,064
550,000	Becton Dickinson and Co.	3.36%	06/06/24	590,855
522,000	Becton Dickinson and Co.	3.70%	06/06/27	575,369
500,000	Becton Dickinson and Co.	1.96%	02/11/31	474,381
800,000	Becton Dickinson and Co.	4.67%	06/06/47	953,842
250,000	Boston Scientific Corp.	4.55%	03/01/39	294,038
250,000	Boston Scientific Corp.	4.70%	03/01/49	301,802
				5,569,816
	Health Care Providers & Services – 1.9%
500,000	Anthem, Inc.	2.38%	01/15/25	522,689
500,000	Anthem, Inc.	1.50%	03/15/26	500,780
500,000	Anthem, Inc.	2.55%	03/15/31	500,826
750,000	Anthem, Inc.	3.70%	09/15/49	778,132
1,000,000	Anthem, Inc.	3.60%	03/15/51	1,032,623
500,000	Centene Corp.	4.25%	12/15/27	526,350
1,000,000	Centene Corp.	2.50%	03/01/31	953,750
181,000	Cigna Corp.	3.75%	07/15/23	193,521
500,000	Cigna Corp.	4.13%	11/15/25	557,624
250,000	Cigna Corp.	3.40%	03/15/51	245,850
384,000	CVS Health Corp.	3.70%	03/09/23	407,622
1,750,000	CVS Health Corp.	2.63%	08/15/24	1,847,339
1,500,000	CVS Health Corp.	1.30%	08/21/27	1,445,077
282,000	CVS Health Corp.	4.30%	03/25/28	320,344
800,000	CVS Health Corp.	1.75%	08/21/30	746,789
500,000	CVS Health Corp.	1.88%	02/28/31	468,909
500,000	CVS Health Corp.	2.70%	08/21/40	460,296
1,250,000	CVS Health Corp.	5.05%	03/25/48	1,532,142
1,000,000	HCA, Inc.	4.75%	05/01/23	1,077,733
250,000	HCA, Inc.	4.13%	06/15/29	277,161
250,000	HCA, Inc.	5.13%	06/15/39	299,244
250,000	HCA, Inc.	5.25%	06/15/49	305,701
500,000	UnitedHealth Group, Inc.	3.38%	04/15/27	549,484
500,000	UnitedHealth Group, Inc.	2.95%	10/15/27	539,693
250,000	UnitedHealth Group, Inc.	3.88%	12/15/28	282,004

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$250,000	UnitedHealth Group, Inc.	2.00%	05/15/30	$245,330
500,000	UnitedHealth Group, Inc.	4.20%	01/15/47	584,989
500,000	UnitedHealth Group, Inc.	4.25%	04/15/47	585,831
250,000	UnitedHealth Group, Inc.	4.45%	12/15/48	306,420
250,000	UnitedHealth Group, Inc.	2.90%	05/15/50	239,291
500,000	Universal Health Services, Inc. (a)	2.65%	10/15/30	483,695
				18,817,239
	Hotels, Restaurants & Leisure – 0.2%
500,000	Expedia Group, Inc. (a)	2.95%	03/15/31	493,095
500,000	Marriott International (MD), Inc.	5.75%	05/01/25	573,857
500,000	Marriott International (MD), Inc.	2.85%	04/15/31	491,763
500,000	Marriott International (MD), Inc.	3.50%	10/15/32	517,289
				2,076,004
	Household Durables – 0.1%
500,000	DR Horton, Inc.	2.50%	10/15/24	525,371
	Independent Power & Renewable Electricity Producers – 0.3%
1,000,000	NextEra Energy Capital Holdings, Inc.	0.65%	03/01/23	1,003,605
500,000	NextEra Energy Capital Holdings, Inc.	3.15%	04/01/24	533,179
500,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/27	547,059
500,000	NextEra Energy Capital Holdings, Inc.	3.50%	04/01/29	536,422
				2,620,265
	Industrial Conglomerates – 0.6%
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/47	532,347
250,000	GE Capital Funding LLC (a)	3.45%	05/15/25	270,282
250,000	GE Capital Funding LLC (a)	4.05%	05/15/27	278,645
250,000	GE Capital Funding LLC (a)	4.40%	05/15/30	283,061
250,000	GE Capital Funding LLC (a)	4.55%	05/15/32	287,174
1,000,000	General Electric Co.	3.45%	05/01/27	1,086,694
500,000	General Electric Co.	3.63%	05/01/30	538,173
1,600,000	General Electric Co.	4.25%	05/01/40	1,766,472
750,000	General Electric Co.	4.35%	05/01/50	831,470
				5,874,318
	Insurance – 0.8%
3,027,000	AIG Global Funding (a)	0.45%	12/08/23	3,017,877
500,000	AIG Global Funding (a)	0.90%	09/22/25	486,952
500,000	American International Group, Inc.	2.50%	06/30/25	524,720
360,000	Athene Global Funding (a)	1.20%	10/13/23	363,451
500,000	Athene Global Funding (a)	1.45%	01/08/26	492,187
1,000,000	Athene Global Funding (a)	2.50%	03/24/28	997,810
500,000	Athene Global Funding (a)	2.55%	11/19/30	482,739
750,000	Brown & Brown, Inc.	2.38%	03/15/31	722,082
250,000	Hartford Financial Services Group (The), Inc.	3.60%	08/19/49	259,548
500,000	Travelers (The) Cos., Inc.	4.00%	05/30/47	568,834
500,000	Travelers (The) Cos., Inc.	4.10%	03/04/49	584,275
				8,500,475
	IT Services – 0.5%
500,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	491,073
684,000	Fiserv, Inc.	3.80%	10/01/23	735,657
500,000	Fiserv, Inc.	2.75%	07/01/24	528,556

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	IT Services (Continued)
$1,000,000	Fiserv, Inc.	3.20%	07/01/26	$1,078,688
250,000	Fiserv, Inc.	2.25%	06/01/27	255,628
500,000	Fiserv, Inc.	3.50%	07/01/29	539,718
250,000	Fiserv, Inc.	2.65%	06/01/30	251,902
500,000	Fiserv, Inc.	4.40%	07/01/49	576,735
500,000	Global Payments, Inc.	1.20%	03/01/26	492,336
				4,950,293
	Life Sciences Tools & Services – 0.1%
500,000	Agilent Technologies, Inc.	2.30%	03/12/31	487,232
500,000	Thermo Fisher Scientific, Inc.	4.50%	03/25/30	582,376
				1,069,608
	Machinery – 0.0%
500,000	Otis Worldwide Corp.	3.11%	02/15/40	491,585
	Media – 1.2%
610,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.91%	07/23/25	692,223
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30%	02/01/32	464,977
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	06/01/41	949,850
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.80%	03/01/50	536,151
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.70%	04/01/51	934,085
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.90%	06/01/52	959,305
1,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.85%	04/01/61	1,356,362
550,000	Comcast Corp.	3.95%	10/15/25	613,755
250,000	Comcast Corp.	3.55%	05/01/28	275,650
350,000	Comcast Corp.	4.15%	10/15/28	400,690
500,000	Comcast Corp.	2.65%	02/01/30	511,853
250,000	Comcast Corp.	1.50%	02/15/31	232,055
500,000	Comcast Corp.	3.25%	11/01/39	514,698
1,000,000	Comcast Corp.	3.75%	04/01/40	1,096,374
250,000	Comcast Corp.	3.40%	07/15/46	257,138
500,000	Comcast Corp.	4.00%	08/15/47	559,205
250,000	Comcast Corp.	4.00%	03/01/48	279,006
400,000	Comcast Corp.	4.70%	10/15/48	494,060
500,000	Comcast Corp.	3.45%	02/01/50	515,168
250,000	Discovery Communications LLC	4.65%	05/15/50	275,567
250,000	ViacomCBS, Inc.	4.75%	05/15/25	282,845
250,000	ViacomCBS, Inc.	4.95%	05/19/50	292,923
				12,493,940
	Multi-Utilities – 1.1%
500,000	CenterPoint Energy, Inc.	3.85%	02/01/24	541,950
750,000	CenterPoint Energy, Inc.	2.50%	09/01/24	786,819
250,000	CenterPoint Energy, Inc.	2.95%	03/01/30	256,822
2,500,000	Dominion Energy, Inc.	1.45%	04/15/26	2,491,838
2,500,000	Dominion Energy, Inc.	3.30%	04/15/41	2,463,670
495,000	Dominion Energy, Inc.	4.70%	12/01/44	582,396

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Multi-Utilities (Continued)
$1,000,000	DTE Electric Co.	3.25%	04/01/51	$996,652
500,000	DTE Energy Co.	2.95%	03/01/30	510,221
667,000	NiSource, Inc.	4.38%	05/15/47	747,752
500,000	Public Service Enterprise Group, Inc.	2.65%	11/15/22	517,099
1,500,000	Public Service Enterprise Group, Inc.	0.80%	08/15/25	1,459,946
				11,355,165
	Oil, Gas & Consumable Fuels – 2.1%
1,000,000	BP Capital Markets America, Inc.	3.80%	09/21/25	1,102,612
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	544,097
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	556,280
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	472,626
750,000	BP Capital Markets America, Inc.	2.77%	11/10/50	655,755
500,000	BP Capital Markets America, Inc.	2.94%	06/04/51	445,724
300,000	BP Capital Markets America, Inc.	3.38%	02/08/61	277,616
500,000	Chevron USA, Inc.	0.69%	08/12/25	490,545
500,000	Chevron USA, Inc.	2.34%	08/12/50	415,421
250,000	Diamondback Energy, Inc.	4.75%	05/31/25	279,530
500,000	Diamondback Energy, Inc.	3.50%	12/01/29	518,965
1,000,000	Diamondback Energy, Inc.	3.13%	03/24/31	996,828
500,000	Energy Transfer Operating L.P.	4.50%	04/15/24	545,770
250,000	Energy Transfer Operating L.P.	4.20%	04/15/27	272,662
250,000	Energy Transfer Operating L.P.	5.25%	04/15/29	284,592
250,000	Energy Transfer Operating L.P.	5.30%	04/15/47	261,184
250,000	Energy Transfer Operating L.P.	6.00%	06/15/48	283,966
1,000,000	Energy Transfer Operating L.P.	6.25%	04/15/49	1,173,405
500,000	Marathon Petroleum Corp.	4.50%	05/01/23	536,453
500,000	MPLX L.P.	2.65%	08/15/30	490,223
500,000	MPLX L.P.	5.20%	03/01/47	571,523
400,000	ONEOK Partners L.P.	3.38%	10/01/22	413,414
250,000	ONEOK, Inc.	2.75%	09/01/24	262,509
250,000	ONEOK, Inc.	5.85%	01/15/26	292,854
250,000	ONEOK, Inc.	4.35%	03/15/29	272,009
250,000	ONEOK, Inc.	3.40%	09/01/29	256,845
250,000	ONEOK, Inc.	4.45%	09/01/49	246,085
250,000	Phillips 66	1.30%	02/15/26	247,328
250,000	Phillips 66	2.15%	12/15/30	236,631
500,000	Pioneer Natural Resources Co.	1.13%	01/15/26	491,848
500,000	Pioneer Natural Resources Co.	1.90%	08/15/30	464,940
500,000	Pioneer Natural Resources Co.	2.15%	01/15/31	469,507
250,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.80%	09/15/30	254,726
1,000,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.90%	02/15/45	980,510
500,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	569,270
250,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	274,287
500,000	Sunoco Logistics Partners Operations L.P.	4.00%	10/01/27	537,744
500,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	534,635
250,000	Transcontinental Gas Pipe Line Co., LLC	4.00%	03/15/28	277,652
250,000	Transcontinental Gas Pipe Line Co., LLC	3.25%	05/15/30	262,712
250,000	Transcontinental Gas Pipe Line Co., LLC	3.95%	05/15/50	256,010
250,000	Williams (The) Cos., Inc.	3.50%	11/15/30	265,148
500,000	Williams (The) Cos., Inc.	2.60%	03/15/31	487,833
625,000	Williams (The) Cos., Inc.	4.90%	01/15/45	693,688
270,000	Williams (The) Cos., Inc.	5.10%	09/15/45	310,581

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$500,000	Williams (The) Cos., Inc.	4.85%	03/01/48	$554,473
				21,089,016
	Pharmaceuticals – 1.1%
500,000	Bristol-Myers Squibb Co.	0.75%	11/13/25	492,580
500,000	Bristol-Myers Squibb Co.	3.20%	06/15/26	544,035
500,000	Bristol-Myers Squibb Co.	1.13%	11/13/27	483,558
750,000	Bristol-Myers Squibb Co.	3.40%	07/26/29	819,770
500,000	Bristol-Myers Squibb Co.	1.45%	11/13/30	467,209
500,000	Bristol-Myers Squibb Co.	4.13%	06/15/39	580,848
500,000	Bristol-Myers Squibb Co.	2.35%	11/13/40	454,399
500,000	Bristol-Myers Squibb Co.	2.55%	11/13/50	445,932
250,000	Merck & Co., Inc.	2.45%	06/24/50	221,156
2,500,000	Utah Acquisition Sub, Inc.	3.15%	06/15/21	2,507,921
1,500,000	Viatris, Inc. (a)	1.65%	06/22/25	1,506,472
750,000	Viatris, Inc. (a)	2.70%	06/22/30	742,253
1,000,000	Viatris, Inc. (a)	3.85%	06/22/40	1,021,685
1,000,000	Viatris, Inc. (a)	4.00%	06/22/50	1,018,699
				11,306,517
	Road & Rail – 0.5%
250,000	CSX Corp.	2.40%	02/15/30	251,655
250,000	Norfolk Southern Corp.	3.65%	08/01/25	273,710
250,000	Norfolk Southern Corp.	2.90%	06/15/26	267,981
750,000	Norfolk Southern Corp.	4.15%	02/28/48	836,123
500,000	Norfolk Southern Corp.	4.10%	05/15/49	557,648
1,000,000	Ryder System, Inc.	2.88%	06/01/22	1,025,137
1,000,000	Union Pacific Corp.	2.15%	02/05/27	1,029,323
250,000	Union Pacific Corp.	3.00%	04/15/27	268,701
250,000	Union Pacific Corp.	2.40%	02/05/30	250,837
250,000	Union Pacific Corp.	3.25%	02/05/50	245,848
				5,006,963
	Semiconductors & Semiconductor Equipment – 0.6%
117,000	Broadcom, Inc.	3.15%	11/15/25	124,731
500,000	Broadcom, Inc. (a)	1.95%	02/15/28	488,724
500,000	Broadcom, Inc.	5.00%	04/15/30	568,915
250,000	Broadcom, Inc.	4.15%	11/15/30	270,442
500,000	Broadcom, Inc. (a)	2.45%	02/15/31	472,873
250,000	Broadcom, Inc.	4.30%	11/15/32	272,334
250,000	Broadcom, Inc. (a)	2.60%	02/15/33	232,733
383,000	Broadcom, Inc.	3.42%	04/15/33	385,976
500,000	Broadcom, Inc.	3.47%	04/15/34	504,319
500,000	Broadcom, Inc. (a)	3.50%	02/15/41	476,641
500,000	Broadcom, Inc. (a)	3.75%	02/15/51	481,043
500,000	Microchip Technology, Inc.	4.64%	02/06/24	550,915
500,000	Microchip Technology, Inc. (a)	0.97%	02/15/24	499,314
250,000	QUALCOMM, Inc.	2.15%	05/20/30	248,083
500,000	QUALCOMM, Inc.	3.25%	05/20/50	506,691
				6,083,734
	Software – 0.9%
500,000	Citrix Systems, Inc.	1.25%	03/01/26	491,663
1,000,000	Fortinet, Inc.	1.00%	03/15/26	978,422
1,000,000	Fortinet, Inc.	2.20%	03/15/31	969,299

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$250,000	Oracle Corp.	2.50%	04/01/25	$262,435
500,000	Oracle Corp.	1.65%	03/25/26	503,894
350,000	Oracle Corp.	2.65%	07/15/26	367,476
500,000	Oracle Corp.	2.30%	03/25/28	505,871
500,000	Oracle Corp.	2.88%	03/25/31	509,693
900,000	Oracle Corp.	5.38%	07/15/40	1,098,540
1,000,000	Oracle Corp.	3.65%	03/25/41	1,010,794
350,000	Oracle Corp.	4.00%	07/15/46	360,356
500,000	Oracle Corp.	3.60%	04/01/50	485,196
500,000	Oracle Corp.	3.95%	03/25/51	513,602
500,000	Oracle Corp.	4.10%	03/25/61	515,056
250,000	VMware, Inc.	4.50%	05/15/25	278,995
250,000	VMware, Inc.	4.65%	05/15/27	283,607
				9,134,899
	Specialty Retail – 0.4%
500,000	Advance Auto Parts, Inc.	1.75%	10/01/27	491,477
550,000	Home Depot (The), Inc.	3.00%	04/01/26	594,661
1,000,000	Home Depot (The), Inc.	2.80%	09/14/27	1,069,434
250,000	Home Depot (The), Inc.	2.95%	06/15/29	265,169
500,000	Home Depot (The), Inc.	1.38%	03/15/31	461,117
500,000	Home Depot (The), Inc.	3.90%	06/15/47	561,717
250,000	O’Reilly Automotive, Inc.	1.75%	03/15/31	231,313
				3,674,888
	Technology Hardware, Storage & Peripherals – 0.0%
250,000	Apple, Inc.	1.65%	02/08/31	238,659
250,000	Apple, Inc.	2.38%	02/08/41	232,007
				470,666
	Telecommunications – 0.6%
500,000	T-Mobile USA, Inc. (a)	3.50%	04/15/25	540,205
250,000	T-Mobile USA, Inc. (a)	1.50%	02/15/26	248,029
500,000	T-Mobile USA, Inc. (a)	3.75%	04/15/27	547,020
750,000	T-Mobile USA, Inc. (a)	2.05%	02/15/28	737,580
750,000	T-Mobile USA, Inc. (a)	2.55%	02/15/31	734,235
500,000	T-Mobile USA, Inc. (a)	2.25%	11/15/31	475,650
1,500,000	T-Mobile USA, Inc. (a)	3.00%	02/15/41	1,407,210
1,000,000	T-Mobile USA, Inc. (a)	3.30%	02/15/51	935,820
500,000	T-Mobile USA, Inc. (a)	3.60%	11/15/60	477,082
				6,102,831
	Tobacco – 0.3%
250,000	Altria Group, Inc.	2.45%	02/04/32	237,794
250,000	Altria Group, Inc.	3.40%	02/04/41	231,500
250,000	Altria Group, Inc.	5.95%	02/14/49	311,620
250,000	Altria Group, Inc.	3.70%	02/04/51	227,614
250,000	BAT Capital Corp.	3.22%	08/15/24	266,237
250,000	BAT Capital Corp.	2.79%	09/06/24	263,692
250,000	BAT Capital Corp.	3.22%	09/06/26	264,241
250,000	BAT Capital Corp.	4.70%	04/02/27	281,634
250,000	BAT Capital Corp.	4.91%	04/02/30	285,541
250,000	BAT Capital Corp.	4.39%	08/15/37	261,883
250,000	BAT Capital Corp.	4.76%	09/06/49	256,924

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Tobacco (Continued)
$250,000	BAT Capital Corp.	5.28%	04/02/50	$274,825
				3,163,505
	Trading Companies & Distributors – 0.2%
1,124,000	Air Lease Corp.	0.70%	02/15/24	1,110,634
750,000	Air Lease Corp.	2.88%	01/15/26	778,396
250,000	Air Lease Corp.	3.13%	12/01/30	249,385
				2,138,415
	Water Utilities – 0.1%
500,000	American Water Capital Corp.	2.80%	05/01/30	515,267
500,000	American Water Capital Corp.	3.45%	05/01/50	505,679
				1,020,946
	Total Corporate Bonds and Notes			368,679,273
	(Cost $357,904,557)
FOREIGN CORPORATE BONDS AND NOTES – 3.7%
	Aerospace & Defense – 0.1%
500,000	BAE Systems PLC (a)	3.40%	04/15/30	531,177
500,000	BAE Systems PLC (a)	3.00%	09/15/50	455,288
				986,465
	Automobiles – 0.2%
500,000	Nissan Motor Co. Ltd. (a)	3.52%	09/17/25	529,780
500,000	Nissan Motor Co. Ltd. (a)	4.35%	09/17/27	543,991
500,000	Nissan Motor Co. Ltd. (a)	4.81%	09/17/30	548,643
				1,622,414
	Banks – 1.8%
2,500,000	Bank of Montreal	0.45%	12/08/23	2,492,000
500,000	Bank of Montreal	3.30%	02/05/24	535,955
2,500,000	Bank of Montreal (b)	0.95%	01/22/27	2,435,429
1,500,000	Barclays PLC (b)	1.01%	12/10/24	1,501,111
500,000	Barclays PLC (b)	3.81%	03/10/42	489,791
500,000	BNP Paribas S.A. (a) (b)	3.05%	01/13/31	513,842
250,000	Cooperatieve Rabobank U.A. (a)	3.88%	09/26/23	270,301
1,000,000	Cooperatieve Rabobank U.A. (a) (b)	1.00%	09/24/26	981,483
500,000	Cooperatieve Rabobank U.A. (a) (b)	1.11%	02/24/27	488,568
250,000	Deutsche Bank AG/New York NY (b)	2.22%	09/18/24	256,758
1,000,000	Deutsche Bank AG/New York NY	1.69%	03/19/26	998,595
500,000	Deutsche Bank AG/New York NY (b)	2.13%	11/24/26	501,337
1,000,000	Lloyds Banking Group PLC (b)	1.63%	05/11/27	993,732
500,000	Societe Generale S.A. (a)	2.63%	01/22/25	518,360
600,000	Societe Generale S.A. (a) (b)	1.49%	12/14/26	589,802
200,000	Societe Generale S.A. (a)	3.63%	03/01/41	192,385
500,000	Sumitomo Mitsui Financial Group, Inc.	2.70%	07/16/24	528,307
500,000	Sumitomo Mitsui Financial Group, Inc.	1.47%	07/08/25	500,535
250,000	Sumitomo Mitsui Financial Group, Inc.	0.95%	01/12/26	243,301
500,000	Sumitomo Mitsui Financial Group, Inc.	3.04%	07/16/29	519,941
250,000	Sumitomo Mitsui Financial Group, Inc.	2.72%	09/27/29	254,325
500,000	Sumitomo Mitsui Financial Group, Inc.	2.14%	09/23/30	469,010
500,000	Sumitomo Mitsui Financial Group, Inc.	1.71%	01/12/31	464,638
500,000	UBS Group AG (a) (b)	1.36%	01/30/27	492,844

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,000,000	UBS Group AG (a) (b)	2.10%	02/11/32	$946,236
				18,178,586
	Capital Markets – 0.2%
500,000	Credit Suisse Group AG (a)	3.57%	01/09/23	510,397
500,000	Credit Suisse Group AG	0.50%	02/02/24	494,529
500,000	Credit Suisse Group AG (a) (b)	2.19%	06/05/26	508,439
500,000	Credit Suisse Group AG (a) (b)	1.31%	02/02/27	484,619
500,000	Credit Suisse Group AG (a) (b)	3.87%	01/12/29	536,491
				2,534,475
	Chemicals – 0.1%
250,000	Nutrien Ltd.	2.95%	05/13/30	259,032
250,000	Nutrien Ltd.	3.95%	05/13/50	270,045
				529,077
	Diversified Financial Services – 0.2%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.75%	01/30/26	971,502
444,000	GE Capital International Funding Co. Unlimited Co.	4.42%	11/15/35	509,437
500,000	Shell International Finance, B.V.	2.00%	11/07/24	523,162
250,000	Shell International Finance, B.V.	4.00%	05/10/46	277,836
250,000	Shell International Finance, B.V.	3.75%	09/12/46	266,823
				2,548,760
	Energy Equipment & Services – 0.0%
250,000	Schlumberger Investment S.A.	2.65%	06/26/30	251,394
	Metals & Mining – 0.2%
250,000	Anglo American Capital PLC (a)	3.63%	09/11/24	270,634
250,000	Anglo American Capital PLC (a)	4.00%	09/11/27	275,695
250,000	Anglo American Capital PLC (a)	2.25%	03/17/28	247,079
250,000	Anglo American Capital PLC (a)	2.88%	03/17/31	248,447
330,000	BHP Billiton Finance USA, Ltd.	5.00%	09/30/43	426,364
250,000	Teck Resources Ltd.	3.90%	07/15/30	261,294
				1,729,513
	Oil, Gas & Consumable Fuels – 0.4%
500,000	Canadian Natural Resources, Ltd.	2.05%	07/15/25	505,906
500,000	Canadian Natural Resources, Ltd.	3.85%	06/01/27	541,470
500,000	Canadian Natural Resources, Ltd.	2.95%	07/15/30	498,961
500,000	Canadian Natural Resources, Ltd.	6.25%	03/15/38	634,098
500,000	Suncor Energy, Inc.	3.10%	05/15/25	534,278
250,000	Total Capital International S.A.	2.99%	06/29/41	239,642
500,000	Total Capital International S.A.	3.46%	07/12/49	501,188
500,000	Total Capital International S.A.	3.13%	05/29/50	470,498
250,000	Total Capital International S.A.	3.39%	06/29/60	238,221
				4,164,262
	Pharmaceuticals – 0.3%
500,000	AstraZeneca PLC	0.70%	04/08/26	481,662
1,370,000	Takeda Pharmaceutical Co. Ltd.	4.40%	11/26/23	1,498,589
250,000	Takeda Pharmaceutical Co. Ltd.	2.05%	03/31/30	240,919
250,000	Takeda Pharmaceutical Co. Ltd.	3.03%	07/09/40	241,897
250,000	Takeda Pharmaceutical Co. Ltd.	3.18%	07/09/50	237,540
				2,700,607

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Tobacco – 0.0%
$500,000	BAT International Finance PLC	1.67%	03/25/26	$495,066
	Wireless Telecommunication Services – 0.2%
250,000	Vodafone Group PLC	4.38%	05/30/28	287,217
500,000	Vodafone Group PLC	4.88%	06/19/49	593,757
500,000	Vodafone Group PLC	4.25%	09/17/50	550,128
500,000	Vodafone Group PLC	5.13%	06/19/59	607,323
				2,038,425
	Total Foreign Corporate Bonds and Notes			37,779,044
	(Cost $37,289,150)
U.S. GOVERNMENT BONDS AND NOTES – 2.3%
2,000,000	U. S. Treasury Note (c)	0.13%	09/30/22	2,000,078
1,000,000	U. S. Treasury Note	0.50%	02/28/26	980,000
2,000,000	U. S. Treasury Note	1.13%	02/29/28	1,963,438
3,800,000	U. S. Treasury Note	1.13%	02/15/31	3,587,734
15,519,000	U. S. Treasury Note	1.88%	02/15/41	14,418,121
	Total U.S. Government Bonds and Notes			22,949,371
	(Cost $23,032,608)
	Total Investments – 99.2%			1,009,477,323
	(Cost $873,260,754) (d)

Net Other Assets and Liabilities – 0.8%	7,794,978
Net Assets – 100.0%	$1,017,272,301

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Ultra Bond Futures	Short	32	Jun 2021	$ (4,598,000)	$193,250
U.S. 2-Year Treasury CBT Note Futures	Short	20	Jun 2021	(4,414,531)	(203)
U.S. 5-Year Treasury CBT Note Futures	Short	125	Jun 2021	(15,424,805)	131,844
U.S. Treasury CBT Ultra Bond Futures	Short	35	Jun 2021	(6,342,656)	68,125
Total Futures Contracts				$(30,779,992)	$393,016

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2021, securities noted as such amounted to $48,616,483 or 4.8% of net assets.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	All or a portion of this security is segregated as collateral for open futures contracts.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $143,156,367 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,546,782. The net unrealized appreciation was $136,609,585. The unrealized amounts presented are inclusive of derivative contracts.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 580,069,635	$ 580,069,635	$ —	$ —
Corporate Bonds and Notes*	368,679,273	—	368,679,273	—
Foreign Corporate Bonds and Notes*	37,779,044	—	37,779,044	—
U.S. Government Bonds and Notes	22,949,371	—	22,949,371	—
Total Investments	1,009,477,323	580,069,635	429,407,688	—
Futures Contracts	393,219	393,219	—	—
Total	$ 1,009,870,542	$ 580,462,854	$ 429,407,688	$—
LIABILITIES TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (203)	$ (203)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 42.4%
	Capital Markets – 42.4%
32,158	First Trust Institutional Preferred Securities and Income ETF (a)	$651,521
500	First Trust Long Duration Opportunities ETF (a)	13,425
21,000	First Trust Low Duration Opportunities ETF (a)	1,072,260
95,921	First Trust Preferred Securities and Income ETF (a)	1,932,808
87,605	First Trust Senior Loan ETF (a)	4,195,403
59,886	First Trust Tactical High Yield ETF (a)	2,913,454
1,400	iShares 3-7 Year Treasury Bond ETF	181,846
1,325	iShares 7-10 Year Treasury Bond ETF	149,632
16,813	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,186,531
2,000	iShares MBS ETF	216,840
10,791	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	590,052
	Total Exchange-Traded Funds	14,103,772
	(Cost $13,674,143)
COMMON STOCKS – 28.9%
	Aerospace & Defense – 0.2%
226	Northrop Grumman Corp.	73,143
	Air Freight & Logistics – 0.4%
786	United Parcel Service, Inc., Class B	133,612
	Banks – 1.4%
1,888	JPMorgan Chase & Co.	287,410
1,209	M&T Bank Corp.	183,297
		470,707
	Beverages – 0.4%
842	PepsiCo, Inc.	119,101
	Biotechnology – 0.2%
748	AbbVie, Inc.	80,949
	Building Products – 0.3%
632	Trane Technologies PLC	104,634
	Capital Markets – 0.7%
151	BlackRock, Inc.	113,848
1,134	Intercontinental Exchange, Inc.	126,645
		240,493
	Communications Equipment – 0.4%
698	Motorola Solutions, Inc.	131,259
	Construction & Engineering – 0.2%
647	Quanta Services, Inc.	56,923
	Containers & Packaging – 0.3%
621	Packaging Corp. of America	83,512
	Diversified Telecommunication Services – 0.4%
2,015	Verizon Communications, Inc.	117,172
	Electric Utilities – 3.3%
2,870	Alliant Energy Corp.	155,439
962	American Electric Power Co., Inc.	81,481
281	Duke Energy Corp.	27,125
296	Eversource Energy	25,631
1,194	Exelon Corp.	52,226
1,555	Fortis, Inc. (CAD)	67,474

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
1,748	IDACORP, Inc.	$174,747
1,819	NextEra Energy, Inc.	137,535
1,874	OGE Energy Corp.	60,643
3,599	PPL Corp.	103,795
2,096	Southern (The) Co.	130,287
1,228	Xcel Energy, Inc.	81,674
		1,098,057
	Electrical Equipment – 0.4%
878	Eaton Corp PLC	121,410
	Electronic Equipment, Instruments & Components – 0.4%
1,159	TE Connectivity, Ltd.	149,639
	Food & Staples Retailing – 0.8%
1,460	Sysco Corp.	114,960
1,019	Walmart, Inc.	138,411
		253,371
	Gas Utilities – 1.5%
8,045	AltaGas Ltd. (CAD)	134,051
1,384	Atmos Energy Corp.	136,808
124	Chesapeake Utilities Corp.	14,394
2,064	New Jersey Resources Corp.	82,292
1,387	ONE Gas, Inc.	106,674
843	UGI Corp.	34,572
		508,791
	Health Care Equipment & Supplies – 1.0%
1,512	Abbott Laboratories	181,198
732	STERIS PLC	139,431
		320,629
	Health Care Providers & Services – 1.0%
2,352	CVS Health Corp.	176,941
457	UnitedHealth Group, Inc.	170,036
		346,977
	Hotels, Restaurants & Leisure – 0.2%
764	Starbucks Corp.	83,482
	Household Durables – 0.6%
2,097	DR Horton, Inc.	186,885
	Industrial Conglomerates – 0.3%
513	Honeywell International, Inc.	111,357
	IT Services – 1.2%
536	Accenture PLC, Class A	148,070
939	Fidelity National Information Services, Inc.	132,033
7,814	Switch, Inc., Class A	127,055
		407,158
	Machinery – 0.8%
431	Parker-Hannifin Corp.	135,950
1,424	Timken (The) Co.	115,586
		251,536

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media – 0.6%
3,428	Comcast Corp., Class A	$185,489
	Metals & Mining – 0.5%
2,549	Newmont Corp.	153,628
	Multiline Retail – 0.6%
1,057	Target Corp.	209,360
	Multi-Utilities – 2.9%
840	ATCO Ltd., Class I (CAD)	27,886
409	Black Hills Corp.	27,309
4,715	CenterPoint Energy, Inc.	106,795
447	CMS Energy Corp.	27,365
1,052	Dominion Energy, Inc.	79,910
208	DTE Energy Co.	27,693
6,394	Public Service Enterprise Group, Inc.	384,983
2,024	Sempra Energy	268,342
303	WEC Energy Group, Inc.	28,358
		978,641
	Oil, Gas & Consumable Fuels – 3.9%
2,338	ConocoPhillips	123,844
3,280	Enbridge, Inc.	119,392
1,738	Equitrans Midstream Corp.	14,182
2,455	Keyera Corp. (CAD)	51,026
3,396	Kinder Morgan, Inc.	56,543
3,910	ONEOK, Inc.	198,081
1,506	Phillips 66	122,799
11,389	TC Energy Corp.	521,047
4,413	Williams (The) Cos., Inc.	104,544
		1,311,458
	Pharmaceuticals – 0.7%
2,015	Bristol-Myers Squibb Co.	127,207
671	Johnson & Johnson	110,279
		237,486
	Semiconductors & Semiconductor Equipment – 1.0%
386	Broadcom, Inc.	178,973
444	KLA Corp.	146,697
		325,670
	Software – 0.9%
747	Microsoft Corp.	176,120
1,904	Oracle Corp.	133,604
		309,724
	Specialty Retail – 0.4%
422	Home Depot (The), Inc.	128,816
	Technology Hardware, Storage & Peripherals – 0.6%
1,617	Apple, Inc.	197,517
	Textiles, Apparel & Luxury Goods – 0.4%
941	NIKE, Inc., Class B	125,049
	Total Common Stocks	9,613,635
	(Cost $7,597,205)

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 10.9%
	Diversified REITs – 0.4%
4,494	STORE Capital Corp.	$150,549
	Health Care REITs – 1.3%
6,444	Medical Properties Trust, Inc.	137,128
3,866	Omega Healthcare Investors, Inc.	141,612
7,888	Physicians Realty Trust	139,381
		418,121
	Hotel & Resort REITs – 0.4%
4,486	MGM Growth Properties LLC	146,333
	Industrial REITs – 1.8%
4,060	Americold Realty Trust	156,188
3,513	Duke Realty Corp.	147,300
1,409	Prologis, Inc.	149,354
4,483	STAG Industrial, Inc.	150,674
		603,516
	Office REITs – 0.9%
824	Alexandria Real Estate Equities, Inc.	135,383
3,543	Highwoods Properties, Inc.	152,137
		287,520
	Residential REITs – 1.4%
1,405	Camden Property Trust	154,423
4,728	Invitation Homes, Inc.	151,249
1,024	Mid-America Apartment Communities, Inc.	147,825
		453,497
	Retail REITs – 1.3%
3,431	National Retail Properties, Inc.	151,204
2,365	Realty Income Corp.	150,177
1,140	Simon Property Group, Inc.	129,698
		431,079
	Specialized REITs – 3.4%
626	American Tower Corp.	149,652
1,920	CyrusOne, Inc.	130,022
1,006	Digital Realty Trust, Inc.	141,685
197	Equinix, Inc.	133,879
1,070	Extra Space Storage, Inc.	141,829
3,482	Gaming and Leisure Properties, Inc.	147,741
1,764	Life Storage, Inc.	151,616
5,056	VICI Properties, Inc.	142,781
		1,139,205
	Total Real Estate Investment Trusts	3,629,820
	(Cost $3,087,388)
MASTER LIMITED PARTNERSHIPS – 5.4%
	Chemicals – 0.4%
5,033	Westlake Chemical Partners, L.P.	120,893
	Gas Utilities – 0.0%
811	Suburban Propane Partners, L.P.	12,019
	Independent Power & Renewable Electricity Producers – 0.5%
2,468	NextEra Energy Partners, L.P.	179,868

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels – 4.5%
3,780	Cheniere Energy Partners, L.P.	$157,059
14,780	Energy Transfer, L.P.	113,510
20,817	Enterprise Products Partners, L.P.	458,390
1,157	Hess Midstream, L.P.	25,940
9,742	Holly Energy Partners, L.P.	186,170
7,253	Magellan Midstream Partners, L.P.	314,490
17,936	Plains All American Pipeline, L.P.	163,218
4,360	Shell Midstream Partners, L.P.	58,162
		1,476,939
	Total Master Limited Partnerships	1,789,719
	(Cost $1,460,350)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 8.6%
$94,653	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/22	97,366
147,875	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/22	153,723
88,394	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/23	92,719
89,514	U.S. Treasury Inflation Indexed Bond (b)	0.63%	04/15/23	95,292
84,302	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/23	90,303
85,202	U.S. Treasury Inflation Indexed Bond (b)	0.63%	01/15/24	92,374
62,230	U.S. Treasury Inflation Indexed Bond (b)	0.50%	04/15/24	67,459
86,149	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/24	93,227
68,310	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/24	73,894
150,198	U.S. Treasury Inflation Indexed Bond (b)	0.25%	01/15/25	163,130
63,800	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/25	69,078
76,110	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/25	83,851
60,488	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/25	65,898
111,189	U.S. Treasury Inflation Indexed Bond (b)	0.63%	01/15/26	123,642
15,156	U.S. Treasury Inflation Indexed Bond (b)	2.00%	01/15/26	17,913
64,386	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/26	70,366
102,875	U.S. Treasury Inflation Indexed Bond (b)	0.38%	01/15/27	113,477
71,646	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/27	79,475
77,414	U.S. Treasury Inflation Indexed Bond (b)	0.50%	01/15/28	86,200
18,729	U.S. Treasury Inflation Indexed Bond (b)	1.75%	01/15/28	22,518
121,925	U.S. Treasury Inflation Indexed Bond (b)	0.75%	07/15/28	139,003
72,517	U.S. Treasury Inflation Indexed Bond (b)	0.88%	01/15/29	83,131
15,839	U.S. Treasury Inflation Indexed Bond (b)	2.50%	01/15/29	20,259
23,868	U.S. Treasury Inflation Indexed Bond (b)	3.88%	04/15/29	33,498
114,535	U.S. Treasury Inflation Indexed Bond (b)	0.25%	07/15/29	125,989
62,019	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/30	67,080
69,377	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/30	75,268
15,073	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/31	16,223
32,677	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/40	46,747
49,930	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/41	72,058
46,074	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/42	53,127
45,055	U.S. Treasury Inflation Indexed Bond (b)	0.63%	02/15/43	50,775
44,671	U.S. Treasury Inflation Indexed Bond (b)	1.38%	02/15/44	58,180
43,656	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/45	50,347
38,639	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/46	47,158
34,676	U.S. Treasury Inflation Indexed Bond (b)	0.88%	02/15/47	41,605
33,945	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/48	42,060
24,949	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/49	31,109

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$26,454	U.S. Treasury Inflation Indexed Bond (b)	0.25%	02/15/50	$27,521
15,071	U.S. Treasury Inflation Indexed Bond (b)	0.13%	02/15/51	15,075
	Total U.S. Government Bonds and Notes			2,848,118
	(Cost $2,675,388)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 2.4%
	Collateralized Mortgage Obligations – 1.5%
	Fannie Mae REMIC Trust
8,916	Series 2007-W8, Class 1A5 (c)	6.49%	09/01/37	10,633
	Fannie Mae REMICS
24	Series 1992-24, Class Z	6.50%	04/01/22	24
—	Series 1992-44, Class ZQ	8.00%	07/01/22	0
323	Series 1993-1, Class KA	7.90%	01/01/23	336
110	Series 1993-119, Class H	6.50%	07/01/23	116
929	Series 1993-178, Class PK	6.50%	09/01/23	982
351	Series 1993-62, Class E	7.00%	04/01/23	368
692	Series 1995-24, Class G	6.50%	04/01/23	718
960	Series 1999-56, Class Z	7.00%	12/01/29	1,088
896	Series 2002-67, Class PE	5.50%	11/01/32	1,037
21,003	Series 2002-9, Class MS, IO, 1 Mo. LIBOR x -1 +8.10% (d)	7.99%	03/25/32	4,482
3,344	Series 2002-90, Class A1	6.50%	06/01/42	3,928
1,910	Series 2003-14, Class AQ	3.50%	03/01/33	1,991
2,485	Series 2003-41, Class OA	4.00%	05/01/33	2,621
28,416	Series 2004-10, Class ZB	6.00%	02/01/34	32,920
10,225	Series 2005-79, Class NF, 1 Mo. LIBOR + 0.41% (e)	0.52%	09/25/35	10,313
18,244	Series 2007-10, Class Z	6.00%	02/01/37	21,168
39,095	Series 2009-86, Class IP, IO	5.50%	10/01/39	6,760
1,308	Series 2012-35, Class PL	2.00%	11/01/41	1,348
384	Series 2013-14, Class QE	1.75%	03/01/43	394
25,268	Series 2013-31, Class NT	3.00%	04/01/43	25,633
	Fannie Mae Trust
3,067	Series 2004-W8, Class 3A	7.50%	06/01/44	3,671
	FHLMC-GNMA
59	Series 1993-5, Class HA	7.50%	02/01/23	61
279	Series 1994-27, Class D	7.00%	03/01/24	297
	Freddie Mac REMICS
90	Series 1992-1250, Class J	7.00%	05/01/22	92
2,950	Series 1992-1401, Class Q, 1 Mo. LIBOR + 0.60% (e)	0.71%	10/15/22	2,944
6,797	Series 1993-1487, Class P, IO, 1 Mo. LIBOR x -1 +9.50% (d)	9.39%	03/15/23	445
1,486	Series 1994-1673, Class FB, 10 Yr. Constant Maturity Treasury Rate - 0.50% (e)	0.81%	02/01/24	1,475
31	Series 1996-1847, Class LL	7.50%	04/01/26	35
6,398	Series 1998-2033, Class IA, IO	7.00%	02/01/28	649
1,932	Series 1999-2130, Class KB	6.38%	03/01/29	2,196
28,442	Series 1999-2174, Class PN	6.00%	07/01/29	32,056
6,267	Series 2001-2277, Class B	7.50%	01/01/31	7,676
26,725	Series 2003-2647, Class LS, 1 Mo. LIBOR x -2.50 +14.00% (d)	13.71%	07/01/33	37,014
31,000	Series 2003-2676, Class LL	5.50%	09/01/33	34,574
19,440	Series 2004-2768, Class PW	4.25%	03/01/34	21,009
4,000	Series 2004-2778, Class MM	5.25%	04/01/34	4,431
22,673	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR x -1 +6.60% (d)	6.49%	02/15/36	3,447
24,359	Series 2006-3199, Class DS, IO, 1 Mo. LIBOR x -1 + 7.15% (d)	7.04%	08/15/36	5,066
13,590	Series 2006-3237, Class CB	5.50%	07/01/36	13,978
7,529	Series 2010-3775, Class KZ	4.00%	08/01/25	8,118
739	Series 2012-3994, Class AE	1.63%	02/01/22	741
22,484	Series 2013-4178, Class ZN	3.50%	03/01/43	25,948

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Freddie Mac Strips
$4,330	Series 1994-169, Class IO, IO	8.50%	03/01/23	$202
	Government National Mortgage Association
22,040	Series 2002-92, Class PB	5.50%	12/01/32	23,306
5,230	Series 2006-16, Class OP, PO	(f)	03/20/36	4,846
50,091	Series 2007-35, Class NE	6.00%	06/01/37	57,744
2,335	Series 2009-29, Class TA	4.50%	03/01/39	2,407
49,000	Series 2009-61, Class QE	5.50%	08/01/39	58,617
6,847	Series 2011-136, Class GB	2.50%	05/01/40	7,000
14,108	Series 2013-20, Class KI, IO	5.00%	01/01/43	1,704
				488,609
	Pass-through Security – 0.9%
	Federal Home Loan Mortgage Corporation
10,237	Pool A47829	4.00%	08/01/35	11,247
4,898	Pool C01252	6.50%	11/01/31	5,693
32,456	Pool G01731	6.50%	12/01/29	36,499
18,800	Pool G06358	4.00%	04/01/41	20,734
1,530	Pool O20138	5.00%	11/01/30	1,673
11,334	Pool U90316	4.00%	10/01/42	12,437
	Federal National Mortgage Association
10,492	Pool 890383	4.00%	01/01/42	11,564
14,424	Pool AA9393	4.50%	07/01/39	16,273
3,795	Pool AD0659	6.00%	02/01/23	3,867
2,153	Pool AE0050	5.50%	12/01/22	2,198
15,851	Pool AL0791	4.00%	02/01/41	17,557
25,353	Pool AU4289	4.00%	09/01/43	27,960
3,873	Pool MA0561	4.00%	11/01/40	4,265
18,989	Pool MA1028	4.00%	04/01/42	20,940
	Government National Mortgage Association
6,584	Pool 3428	5.00%	08/01/33	7,520
13,952	Pool 3500	5.50%	01/01/34	16,303
5,006	Pool 3711	5.50%	05/01/35	5,870
16,825	Pool 667422	5.00%	10/01/39	19,719
8,707	Pool 706201	5.50%	04/01/39	9,886
11,525	Pool 736558	5.00%	02/01/40	13,437
16,288	Pool 759248	4.00%	02/01/41	17,777
9,151	Pool MA3525	5.50%	03/01/46	10,740
				294,159
	Total U.S. Government Agency Mortgage-Backed Securities			782,768
	(Cost $750,043)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1	4.75%	09/01/19	0
	MASTR Alternative Loan Trust
617	Series 2004-10, Class 2A1	5.50%	10/01/19	615
28	Series 2005-1, Class 5A1	5.50%	01/01/20	27
	MASTR Asset Securitization Trust
4,289	Series 2004-1, Class 5A4	5.50%	02/01/34	4,532

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Mortgage Investments Trust
$5,112	Series 1999-1, Class 2A (g)	6.14%	06/01/29	$5,078
	Total Mortgage-Backed Securities			10,252
	(Cost $10,361)
	Total Investments – 98.6%			32,778,084
	(Cost $29,254,878) (h)

Net Other Assets and Liabilities – 1.4%	469,392
Net Assets – 100.0%	$33,247,476

(a)	Investment in an affiliated fund.
(b)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(c)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(d)	Inverse floating rate security.
(e)	Floating or variable rate security.
(f)	Zero coupon security.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,603,062 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $79,856. The net unrealized appreciation was $3,523,206.

CAD	Canadian Dollar
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 14,103,772	$ 14,103,772	$ —	$ —
Common Stocks*	9,613,635	9,613,635	—	—
Real Estate Investment Trusts*	3,629,820	3,629,820	—	—
Master Limited Partnerships*	1,789,719	1,789,719	—	—
U.S. Government Bonds and Notes	2,848,118	—	2,848,118	—
U.S. Government Agency Mortgage-Backed Securities	782,768	—	782,768	—
Mortgage-Backed Securities	10,252	—	10,252	—
Total Investments	$ 32,778,084	$ 29,136,946	$ 3,641,138	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2021, and for the fiscal year-to-date period (January 1, 2021 to March 31, 2021) are as follows:
Security Name	Shares at 3/31/2021	Value at 12/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2021	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	32,158	$ 564,322	$ 91,021	$ —	$ (3,822)	$ —	$ 651,521	$ 7,392
First Trust Long Duration Opportunities ETF	500	14,525	—	—	(1,100)	—	13,425	120
First Trust Low Duration Opportunities ETF	21,000	1,029,400	51,070	—	(8,210)	—	1,072,260	5,490
First Trust Preferred Securities and Income ETF	95,921	1,667,835	268,276	—	(3,303)	—	1,932,808	22,624
First Trust Senior Loan ETF	87,605	3,422,673	746,278	—	26,452	—	4,195,403	31,976
First Trust Tactical High Yield ETF	59,886	3,449,376	31,609	(562,665)	(10,569)	5,703	2,913,454	39,555
		$10,148,131	$1,188,254	$(562,665)	$(552)	$5,703	$10,778,871	$107,157

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.2%
	Capital Markets – 98.2%
6,483	First Trust BICK Index Fund (a)	$243,895
3,868	First Trust Chindia ETF (a)	237,573
87,823	First Trust Consumer Discretionary AlphaDEX® Fund (a)	5,111,299
11,286	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	678,514
25,061	First Trust Emerging Markets AlphaDEX® Fund (a)	661,194
6,750	First Trust Europe AlphaDEX® Fund (a)	274,455
5,067	First Trust Germany AlphaDEX® Fund (a)	272,198
93,196	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	5,279,553
160,520	First Trust Nasdaq Transportation ETF (a)	5,287,336
32,450	First Trust NASDAQ-100-Technology Sector Index Fund (a)	4,679,290
62,990	First Trust Small Cap Core AlphaDEX® Fund (a)	5,706,882
75,954	First Trust Small Cap Growth AlphaDEX® Fund (a)	5,291,715
100,000	First Trust Small Cap Value AlphaDEX® Fund (a)	5,025,130
4,266	First Trust Switzerland AlphaDEX® Fund (a)	263,468
40,686	First Trust Technology AlphaDEX® Fund (a)	4,623,150
27,071	iShares Core U.S. Aggregate Bond ETF	3,081,492
38,830	SPDR Blackstone Senior Loan ETF	1,776,084
49,875	SPDR Bloomberg Barclays International Corporate Bond ETF	1,787,021
32,007	SPDR FTSE International Government Inflation-Protected Bond ETF	1,777,349
Shares	Description	Value

	Capital Markets (Continued)
42,629	SPDR Wells Fargo Preferred Stock ETF	$1,851,378
	Total Investments – 98.2%	53,908,976
	(Cost $46,607,149) (b)
	Net Other Assets and Liabilities – 1.8%	1,014,504
	Net Assets – 100.0%	$54,923,480

(a)	Investment in an affiliated fund.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,620,535 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $318,708. The net unrealized appreciation was $7,301,827.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 53,908,976	$ 53,908,976	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2021, and for the fiscal year-to-date period (January 1, 2021 to March 31, 2021) are as follows:
Security Name	Shares at 3/31/2021	Value at 12/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2021	Dividend Income
First Trust BICK Index Fund	6,483	$ 268,224	$ 7,470	$ (34,401)	$ (9,146)	$ 11,748	$ 243,895	$ —
First Trust Chindia ETF	3,868	262,579	7,732	(48,894)	(11,189)	27,345	237,573	—
First Trust Consumer Discretionary AlphaDEX® Fund	87,823	4,565,666	135,045	(241,874)	574,933	77,529	5,111,299	4,014
First Trust Developed Markets ex-US AlphaDEX® Fund	11,286	603,458	36,160	—	38,896	—	678,514	2,640
First Trust Dow Jones Internet Index Fund	—	4,101,345	—	(4,314,804)	(673,516)	886,975	—	—
First Trust Emerging Markets AlphaDEX® Fund	25,061	598,276	37,000	—	25,918	—	661,194	764
First Trust Europe AlphaDEX® Fund	6,750	220,602	38,248	—	15,605	—	274,455	871
First Trust Germany AlphaDEX® Fund	5,067	241,527	16,789	—	13,882	—	272,198	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	93,196	—	4,874,993	—	404,560	—	5,279,553	5,965
First Trust Large Cap Growth AlphaDEX® Fund	—	4,863,505	—	(5,070,514)	(876,840)	1,083,849	—	—
First Trust Mid Cap Growth AlphaDEX® Fund	—	5,270,151	149,509	(5,636,843)	(1,267,377)	1,484,560	—	—
First Trust Nasdaq Transportation ETF	160,520	4,322,482	198,439	—	766,415	—	5,287,336	—
First Trust NASDAQ-100-Technology Sector Index Fund	32,450	4,391,316	127,589	(33,214)	178,037	15,562	4,679,290	227
First Trust Small Cap Core AlphaDEX® Fund	62,990	—	5,402,364	—	304,518	—	5,706,882	6,450
First Trust Small Cap Growth AlphaDEX® Fund	75,954	5,411,730	159,541	(1,024,065)	436,262	308,247	5,291,715	—
First Trust Small Cap Value AlphaDEX® Fund	100,000	—	5,096,000	—	(70,870)	—	5,025,130	—
First Trust Switzerland AlphaDEX® Fund	4,266	243,829	11,875	—	7,764	—	263,468	—
First Trust Technology AlphaDEX® Fund	40,686	4,612,799	130,824	(199,698)	(18,420)	97,645	4,623,150	—
		$39,977,489	$16,429,578	$(16,604,307)	$(160,568)	$3,993,460	$43,635,652	$20,931

First Trust Capital Strength Portfolio
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.2%
	Aerospace & Defense – 4.2%
2,998	General Dynamics Corp.	$544,317
1,322	Lockheed Martin Corp.	488,479
		1,032,796
	Air Freight & Logistics – 4.1%
4,927	Expeditors International of Washington, Inc.	530,589
2,890	United Parcel Service, Inc., Class B	491,271
		1,021,860
	Beverages – 5.7%
9,428	Coca-Cola (The) Co.	496,950
5,010	Monster Beverage Corp. (a)	456,361
3,247	PepsiCo, Inc.	459,288
		1,412,599
	Biotechnology – 1.9%
1,870	Amgen, Inc.	465,275
	Capital Markets – 2.0%
3,279	Nasdaq, Inc.	483,521
	Chemicals – 1.9%
3,102	PPG Industries, Inc.	466,107
	Communications Equipment – 2.1%
10,107	Cisco Systems, Inc.	522,633
	Electrical Equipment – 2.0%
3,858	AMETEK, Inc.	492,782
	Electronic Equipment, Instruments & Components – 3.7%
6,971	Amphenol Corp., Class A	459,877
3,139	Keysight Technologies, Inc. (a)	450,132
		910,009
	Entertainment – 3.7%
5,063	Activision Blizzard, Inc.	470,859
3,303	Electronic Arts, Inc.	447,127
		917,986
	Food & Staples Retailing – 3.6%
1,268	Costco Wholesale Corp.	446,945
3,174	Walmart, Inc.	431,124
		878,069
	Food Products – 2.0%
3,093	Hershey (The) Co.	489,189
	Health Care Providers & Services – 1.9%
3,691	Quest Diagnostics, Inc.	473,703
Shares	Description	Value

	Household Durables – 2.0%
3,794	Garmin Ltd.	$500,239
	Household Products – 5.6%
5,608	Colgate-Palmolive Co.	442,078
3,497	Kimberly-Clark Corp.	486,258
3,407	Procter & Gamble (The) Co.	461,410
		1,389,746
	Industrial Conglomerates – 2.2%
2,774	3M Co.	534,494
	Insurance – 8.0%
4,236	Allstate (The) Corp.	486,717
2,208	Aon PLC, Class A	508,083
4,105	Marsh & McLennan Cos., Inc.	499,989
4,843	Progressive (The) Corp.	463,039
		1,957,828
	Interactive Media & Services – 2.2%
266	Alphabet, Inc., Class A (a)	548,630
	Internet & Direct Marketing Retail – 1.9%
148	Amazon.com, Inc. (a)	457,924
	IT Services – 6.2%
1,810	Accenture PLC, Class A	500,013
2,850	Automatic Data Processing, Inc.	537,139
2,278	Visa, Inc., Class A	482,321
		1,519,473
	Life Sciences Tools & Services – 1.7%
913	Thermo Fisher Scientific, Inc.	416,675
	Machinery – 4.1%
1,935	Cummins, Inc.	501,378
2,260	Illinois Tool Works, Inc.	500,635
		1,002,013
	Multiline Retail – 3.7%
2,172	Dollar General Corp.	440,091
2,357	Target Corp.	466,851
		906,942
	Pharmaceuticals – 5.5%
2,864	Johnson & Johnson	470,698
5,507	Merck & Co., Inc.	424,535
2,842	Zoetis, Inc.	447,558
		1,342,791
	Road & Rail – 3.8%
4,915	CSX Corp.	473,905
2,120	Union Pacific Corp.	467,269
		941,174

First Trust Capital Strength Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 2.1%
2,714	Texas Instruments, Inc.	$512,919
	Software – 2.1%
2,159	Microsoft Corp.	509,027
	Specialty Retail – 4.1%
984	O’Reilly Automotive, Inc. (a)	499,134
2,916	Tractor Supply Co.	516,365
		1,015,499
	Technology Hardware, Storage & Peripherals – 2.4%
7,588	Seagate Technology PLC	582,379
	Textiles, Apparel & Luxury Goods – 1.8%
3,263	NIKE, Inc., Class B	433,620
	Total Investments – 98.2%	24,137,902
	(Cost $22,718,659) (b)
	Net Other Assets and Liabilities – 1.8%	447,791
	Net Assets – 100.0%	$24,585,693

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,506,530 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $87,287. The net unrealized appreciation was $1,419,243.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,137,902	$ 24,137,902	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.3%
	Beverages – 2.2%
1,138	Diageo PLC	$46,901
	Biotechnology – 1.6%
106	Genmab A.S. (a)	34,875
	Capital Markets – 9.7%
227	Deutsche Boerse AG	37,721
350	Euronext N.V. (b) (c)	35,257
800	Hong Kong Exchanges & Clearing Ltd.	47,069
1,500	Japan Exchange Group, Inc.	35,155
41	Partners Group Holding AG	52,359
		207,561
	Chemicals – 2.0%
152	Sika AG	43,422
	Commercial Services & Supplies – 1.9%
5,990	Rentokil Initial PLC (a)	40,001
	Construction & Engineering – 4.3%
1,846	Skanska AB, Class B	46,290
1,200	Taisei Corp.	46,277
		92,567
	Diversified Financial Services – 2.3%
611	Investor AB, Class B	48,721
	Entertainment – 1.3%
50	Nintendo Co., Ltd.	27,911
	Food & Staples Retailing – 1.8%
1,204	Alimentation Couche-Tard, Inc., Class B	38,821
	Food Products – 1.7%
330	Nestle S.A.	36,780
	Health Care Equipment & Supplies – 1.6%
300	Hoya Corp.	35,236
	Household Durables – 2.4%
500	Sony Corp.	52,359
	Household Products – 1.8%
1,199	Essity AB, Class B	37,878
	IT Services – 6.3%
20	Adyen N.V. (a) (b) (c)	44,645
589	CGI, Inc. (a)	49,062
1,300	Nomura Research Institute Ltd.	40,212
		133,919
Shares	Description	Value

	Machinery – 8.8%
827	Atlas Copco AB, Class A	$50,339
2,671	Epiroc AB, Class A	60,494
442	Kone OYJ, Class B	36,107
142	Schindler Holding AG	41,707
		188,647
	Marine – 2.6%
192	Kuehne + Nagel International AG	54,788
	Metals & Mining – 2.5%
1,527	BHP Group Ltd.	52,540
	Multiline Retail – 2.3%
1,244	Wesfarmers Ltd.	49,767
	Paper & Forest Products – 2.4%
1,992	Mondi PLC	50,804
	Personal Products – 1.5%
500	Kao Corp.	33,023
	Pharmaceuticals – 11.1%
393	AstraZeneca PLC	39,263
1,000	Chugai Pharmaceutical Co., Ltd.	40,542
549	Novo Nordisk A.S., Class B	37,194
114	Roche Holding AG	36,842
397	Sanofi	39,224
800	Shionogi & Co., Ltd.	43,004
		236,069
	Professional Services – 5.8%
15	SGS S.A.	42,549
473	Thomson Reuters Corp.	41,436
456	Wolters Kluwer N.V.	39,636
		123,621
	Road & Rail – 2.0%
364	Canadian National Railway Co.	42,242
	Semiconductors & Semiconductor Equipment – 2.0%
100	Tokyo Electron Ltd.	42,258
	Software – 5.8%
38	Constellation Software, Inc.	53,069
4,539	Sage Group (The) PLC	38,346
257	SAP SE	31,470
		122,885
	Technology Hardware, Storage & Peripherals – 2.4%
486	Logitech International S.A.	50,978
	Textiles, Apparel & Luxury Goods – 4.1%
42	Hermes International	46,495

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
58	Kering S.A.	$40,035
		86,530
	Trading Companies & Distributors – 1.9%
1,263	Bunzl PLC	40,447
	Wireless Telecommunication Services – 2.2%
1,500	KDDI Corp.	45,992
	Total Investments – 98.3%	2,097,543
	(Cost $1,810,305) (d)
	Net Other Assets and Liabilities – 1.7%	35,210
	Net Assets – 100.0%	$2,132,753

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $319,501 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,263. The net unrealized appreciation was $287,238.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,097,543	$ 2,097,543	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Japan	20.7%
Switzerland	16.9
United Kingdom	12.0
Sweden	11.4
Canada	10.5
France	5.9
Netherlands	5.6
Australia	4.8
Denmark	3.4
Germany	3.2
Hong Kong	2.2
Finland	1.7
Total Investments	98.3
Net Other Assets and Liabilities	1.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Additional Information
First Trust Variable Insurance Trust
March 31, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Standard & Poor’s and S&P are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE are products of S&P Dow Jones Indices LLC and has been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE is determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE OR WITH

Additional Information (Continued)
First Trust Variable Insurance Trust
March 31, 2021 (Unaudited)
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Portfolio”) is not sponsored, endorsed, sold or promoted by Dorsey Wright & Associates, LLC or its affiliates (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of trading in the Portfolio. Licensor’s only relationship to First Trust Advisors L.P. (“First Trust”) is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core Index which is determined, composed and calculated by Licensor without regard to First Trust or the Portfolio, Licensor has no obligation to take the needs of First Trust or the owners of the Portfolio into consideration in determining, composing or calculating Dorsey Wright Tactical Tilt Moderate Core Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be listed or in the determination or calculation of the equation by which the Portfolio are to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of the Capital Strength IndexSM and/or the International Capital Strength IndexSM (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength Portfolio and the First Trust International Capital Strength Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY

Additional Information (Continued)
First Trust Variable Insurance Trust
March 31, 2021 (Unaudited)
FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS ORSPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.